                                                Registration File No. 333-065957
                                                                        811-9075
       As filed with the Securities and Exchange Commission on February 28, 2005
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C., 20549

                                   ----------

                                    FORM N-6

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                 /X/
                         POST-EFFECTIVE AMENDMENT NO. 9               /X/
                      ON FORM N-6 TO REGISTRATION STATEMENT
                                   ON FORM S-6

                                   ----------

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 8                      /X/
                        (CHECK APPROPRIATE BOX OR BOXES.)

                              LLAC VARIABLE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                               (NAME OF DEPOSITOR)
                                175 BERKELEY ST.
                           BOSTON, MASSACHUSETTS 02117
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 357-9500

                                STEPHEN M. BATZA
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                                175 BERKELEY ST.
                           BOSTON, MASSACHUSETTS 02117

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

    Copies to:
    JOAN E. BOROS, ESQ.                     WILLIAM J. O'CONNELL, ESQ.
    CHRISTOPHER S. PETITO                   ASSISTANT GENERAL COUNSEL AND
    JORDEN BURT, LLP                        ASSISTANT SECRETARY
    1025 THOMAS JEFFERSON ST., N.W.         LIBERTY LIFE ASSURANCE COMPANY
    WASHINGTON, D.C.  20007-5201            OF BOSTON
                                            175 BERKELEY ST.
                                            BOSTON, MASSACHUSETTS 02117

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS

It is proposed that this filing will become effective (check appropriate box)

          / / Immediately upon filing pursuant to paragraph (b) of Rule 485.

          / / On [date] pursuant to paragraph (b) of Rule 485.

          / / 60 days after filing pursuant to paragraph (a) of Rule 485.

          /X/ On May 1, 2005 pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

          / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   ----------

                        TITLE OF SECURITIES BEING REGISTERED:

Variable portion of modified single payment variable life insurance contracts.

================================================================================
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            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACTS
              (VARIABLE LIFE INSURANCE CONTRACTS IN SOUTH CAROLINA)
                         (SINGLE LIFE AND SURVIVORSHIP)
               ISSUED BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT
                        175 BERKELEY STREET, P.O. BOX 140
                        BOSTON, MASSACHUSETTS 02117-0140
                                 SERVICE CENTER
                   100 LIBERTY WAY, DOVER, NEW HAMPSHIRE 03820
                            1-800-451-7065 EXT. 36327

This prospectus describes Modified Single Payment Variable Life Insurance Contracts, known as Variable Life Insurance Contracts in South Carolina, (the "Contract" or "Contracts" ) offered by Liberty Life Assurance Company of Boston ("we" or "Liberty Life") for prospective insured persons who meet our Age and underwriting standards. The Contracts are designed to provide life insurance benefits for the Insured ("Single Life Contract") or for two Insureds ("Survivorship Contracts") and investment opportunities for long-term financial objectives. The Contracts are not designed for short-term trading strategies involving frequent transfers of Contract values. This prospectus provides information that a prospective owner should know before investing in the Contracts. Please read this prospectus carefully and retain it for future reference.

The Contracts currently offer twenty-seven investment options, each of which is a Sub-Account of LLAC Variable Account of Liberty Life (the "Variable Account") and invests in a series (a "Portfolio") of the following investment companies:

AIM Variable Insurance Funds
The Dreyfus Corporation
Franklin Templeton Variable Insurance Products Trust
Liberty Variable Investment Trust
MFS(R) Variable Insurance Trust
SteinRoe Variable Investment Trust

Please refer to the table starting on page 12 for a complete listing of the Portfolios in which the Sub-Accounts invest. Not all of the Sub-Accounts may be available under your Contract. This prospectus is valid only if accompanied by the current prospectuses for the Portfolios. IF ANY OF THOSE PROSPECTUSES ARE MISSING OR OUTDATED, PLEASE CALL OR WRITE TO US AT OUR SERVICE CENTER AT THE TELEPHONE NUMBER OR ADDRESS LISTED ABOVE AND WE WILL SEND A REPLACEMENT OR CURRENT VERSION.

The Owner ("you") also can allocate all or a part of your Contract's value to the Fixed Account, which credits a specified rate of interest.

No claim is made that this variable life insurance contract is in any way similar or comparable to a systematic investment plan of a mutual fund.

In certain states the Contracts may be offered as group contracts with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group contracts, unless the context specifies otherwise. The Contracts may not be available in all states.

It may not be advantageous for you to purchase variable life insurance to replace your existing insurance coverage or if you already own a variable life insurance contract.

THE CONTRACTS AND THE INVESTMENTS IN THE PORTFOLIOS ARE NOT INSURED BY THE FDIC OR ANY OTHER FEDERAL GOVERNMENT AGENCY, NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY ANY BANK OR ITS SUBSIDIARIES, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF VALUE.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   The Date of this Prospectus is May 1, 2005

                                TABLE OF CONTENTS

                                                                                     PAGE
                                                                                     ----
Summary of Benefits, Risks & Characteristics of the Contracts
    Description and Benefits of the Contracts
    Issuance and Underwriting
    Death Benefit
    Guaranteed Death Benefit
    Account Value
    Multiple Investment Options
    Fixed Account
    Transfers
    Right to Return Period
    Surrender and Partial Withdrawals
    Loans
    Assignment
    Tax Benefits
    Risks of the Contracts
    Investment Performance
    Suitability
    Adverse Tax Consequences
    Risk of Lapse
    Limitations on Access to Cash Value
    Limitations on transfers among the Sub-Accounts and the Fixed Account
    Impact of Loans
    Portfolio Company Risks
    Characteristics of the Contracts
Tables of Fees and Expenses
    Transaction Fees
    Periodic Charges other than Portfolio Operating Expenses
    Annual Portfolio Operating Expenses
Description of Liberty Life and the Variable Account
    Liberty Life Assurance Company of Boston
    Variable Account
    Safekeeping of the Variable Account's Assets
    The Investment and Fixed Account Options
    Voting Rights
    Additions, Deletions, and Substitutions of Securities
    The Fixed Account
Purchasing a Contract
    Initial Payment
    Simplified Underwriting
    Full Underwriting
    Modified Endowment Contract
    Right to Return Contract
 Account Value
    General
    Adjustments to Account Value
    Accumulation Units
    Accumulation Unit Value
    Postponement of Payments to you

                                                                                     PAGE
                                                                                     ----
Allocation of Payments
    Initial Payment
    Subsequent Payments
    Asset Allocation Models
Transfer Provisions
    Transfer Privilege
    Limitations on Transfers
    Transfers Authorized by Telephone
    Dollar Cost Averaging
    Asset Rebalancing
Death Benefit
    Death Benefit
    Guaranteed Death Benefit
    Accelerated Death Benefit Provisions
Maturity Benefit
    General
    Extended Maturity Agreement
Proceeds Options
    Option 1-Interest
    Option 2-Fixed Amount
    Option 3-Fixed Period
    Option 4-Life Income, with or without a guarantee period
    Liberty Security Account(R)
Charges and Deductions
    Separate Account Expense Charge
    Monthly Deduction
    Cost of Insurance Charge
    Contract Fee
    Fixed Account Expense Charge
    Portfolio Expenses
    Transaction Fees
    Withdrawal Charge
       - Medical Waiver of Withdrawal Charge
    Partial Withdrawal Fee
    Transfer Fee
Contract Surrender and Partial Withdrawals
    Surrender
    Partial Withdrawals
       - Allocating Partial Withdrawals among Sub-Accounts and the Fixed Account
       - Effect of Partial Withdrawal on Death Benefit
       - Tax Consequences of Partial Withdrawals
    Systematic Withdrawals or Loans
Loans
    Availability of Loans
    Limitations
    Interest
    Effect of Loans
    Tax Consequences of Contract Loans
    Loan Procedures
Lapse and Reinstatement
    Lapse
    Grace Period
    Reinstatement

                                                                                     PAGE
                                                                                     ----
General Contract Provisions
    Ownership Rights
    Beneficiary
    Assignment
    Periodic Reports
Distribution of Contracts
    Liberty Life Distributors LLC
Federal Income Tax Considerations
    Taxation of Liberty Life and the Variable Account
    Tax Status of the Contract
    Diversification Requirements
    Owner Control
    Income Tax Treatment of Life Insurance Death Benefit Proceeds
    Accelerated Death Benefit
    Tax Deferral During Accumulation Period
    Contracts Which Are MECs
    Characterization of a Contract as a MEC
    Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs
    Penalty Tax
    Aggregation of Contracts
    Contracts Which Are Not MECs
    Tax Treatment of Withdrawals Generally
    Certain Distributions Required by the Tax Law in the First 15 Contract Years
    Tax Treatment of Loans
    Survivorship Contract
    Treatment of Maturity Benefits and Extension of Maturity Date
    Actions to Ensure Compliance with the Tax Law
    Federal Income Tax Withholding
    Tax Advice
Legal Proceedings
Legal Matters
Financial Statements
Glossary of Terms used in the Prospectus


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. LIBERTY LIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATION REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

          SUMMARY OF BENEFITS, RISKS & CHARACTERISTICS OF THE CONTRACTS

The following is a summary of the benefits, risks and characteristics of the Contracts. It is only a summary. Additional information on the Contracts' benefits, risks and characteristics can be found in the later sections of this prospectus. Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page xx of this prospectus.

DESCRIPTION AND BENEFITS OF THE CONTRACTS

ISSUANCE AND UNDERWRITING. We will issue a Contract on the life of a prospective Insured or, in the case of a Survivorship Contract, two prospective Insureds who meet our Age and underwriting standards.

DEATH BENEFIT. The primary benefit of your Contract is life insurance coverage. Under a Single Life Contract, while the Contract is in force, a Death Benefit will be paid to the Beneficiary when the Insured dies. Under a Survivorship Contract, while the Contract is in force, a Death Benefit will be paid upon the death of the second Insured. You or your Beneficiary may choose to receive the Death Benefit in a lump sum or under one of our proceeds options.

GUARANTEED DEATH BENEFIT. During defined periods of the Contract, your Contract will not terminate, regardless of changes in its Account Value, as long as there are no loans outstanding.

ACCOUNT VALUE. Your Contract has an Account Value. Your Account Value will vary with the performance of the Sub-Accounts, the amount of interest credited to the Fixed Account and Payments made, partial withdrawals and charges assessed. The Contract provides you with the opportunity to take advantage of any increase in your Account Value due to positive investment performance of the Sub-Accounts, but you also bear the risk of any decrease due to negative investment performance. We do not guarantee a minimum Account Value.

MULTIPLE INVESTMENT OPTIONS. The Contract currently offers a choice of 27 Sub-Accounts to invest in within the Variable Account. We also have arranged to make available five Asset Allocation Models, which provide generalized patterns on how to allocate the Account Value among the Sub-Accounts in a manner that is consistent with various investment objectives and risk tolerances.

FIXED ACCOUNT. In addition to the above-mentioned Sub-Accounts, you may also allocate all or part of your Account Value to the Fixed Account. Amounts allocated to the Fixed Account are guaranteed by Liberty Life Assurance Company of Boston and earn interest daily.

TRANSFERS. Within limitations, you may transfer your Account Value among the Sub-Accounts and the Fixed Account. We also offer two automated transfer programs: Dollar Cost Averaging and Asset Rebalancing. While we currently waive the transfer fee, we reserve the right to charge a transfer fee of up to $ 25 per transfer in certain circumstances.

RIGHT TO RETURN PERIOD. You have a limited period of time after your Contract has been issued during which you can cancel the Contract and receive a refund. You generally may cancel the Contract by returning it to us within ten days after you receive it. In some states, however, this right to return period may be longer, as provided by state law. We will refund your Payment or Account Value, as provided by state law.

SURRENDERS AND PARTIAL WITHDRAWALS. You may surrender your Contract at any time and we will pay you its Surrender Value. After the first Contract Year, you may also withdraw a part of the Surrender Value. A partial withdrawal reduces the Account Value and the Death Benefit of the Contracts and does not need to be paid back. We may deduct a withdrawal charge and/or a withdrawal fee at the time of surrender or partial withdrawal. Surrenders and partial withdrawals may have adverse tax consequences, as explained below in "Adverse Tax Consequences."

LOANS. You may borrow up to 90% of the Surrender Value of your Contract as a Contract loan. The Contract secures the loan. Taking a loan may suspend the Guaranteed Death Benefit and may have adverse tax consequences as explained below in "Adverse Tax Consequences." We will deduct any outstanding loan balance and unpaid loan interest we charge on Contract loans from any Death Benefit proceeds. Loans and/or accrued loan interest may be repaid while the Contract is in force.

ASSIGNMENT. You may assign the Contract as collateral for a loan or other obligation. Collateral assignment of the Contract may have adverse tax consequences, as explained below in "Adverse Tax Consequences."

TAX BENEFITS. Under current tax law, you are not taxed on the Contract's earnings until you withdraw Account Value from your Contract.

RISKS OF THE CONTRACTS

INVESTMENT PERFORMANCE. Account Value allocated to the Sub-Accounts may decline in value or may not perform to your expectations. You bear the investment risk of any Account Value invested in the Sub-Accounts.

SUITABILITY. Variable life insurance is designed for long-term financial objectives. It is not suitable as a vehicle for short-term savings due to the Withdrawal Charge applicable to the Contract in the early years, which could exceed the Account Value. You should not purchase the Contract if you will need the Account Value in a short period of time.

ADVERSE TAX CONSEQUENCES. Under current tax law, the Contract is a modified endowment contract ("MEC") for Federal income tax purposes, except in certain circumstances. Loans or partial withdrawals from your Contract, or collateral assignments of your Contract, will be included in gross income on an income first basis. Also, if you receive these distributions before you have attained Age 59 1/2, you may be subject to a 10% penalty tax on the amount distributed.

Existing tax laws which benefit this Contract may change at any time.

RISK OF LAPSE. Your Contract could terminate if the Surrender Value becomes too low to support the Contract's monthly charges and you do not have a Guaranteed Death Benefit. Before the Contract terminates, you will have a Grace Period during which you will be notified in writing that your coverage may terminate unless you make an additional Payment.

LIMITATIONS ON ACCESS TO CASH VALUE. Partial withdrawals are not available in the first Contract Year and are subject to minimums and maximums. We may not allow a partial withdrawal if it would reduce the Account Value to less than $10,000. The minimum partial withdrawal is $250. A partial withdrawal request resulting in less than $500 of remaining Surrender Value may be treated as a request for surrender and terminate your Contract. A withdrawal fee may be deducted from surrenders and partial withdrawals. During the first seven Contract Years surrenders and partial withdrawals may be subject to a withdrawal charge.

LIMITATIONS ON TRANSFERS AMONG THE SUB-ACCOUNTS AND THE FIXED ACCOUNT. We impose limits and restrictions on the number, timing, and processing requirements of transfer requests. While we currently are not charging a transfer fee, the Contract provides for a transfer fee of up to $25 per transfer in certain circumstances. To discourage frequent transfers of Account Value, we will impose restrictions on transfers in certain circumstances. We also impose special restrictions on Contracts using strategies involving frequent transfers of Account Value, whether by an individual or a third party authorized to initiate transfer requests on your behalf. Special limitations apply to transfers involving the Fixed Account. We reserve the right to modify or terminate the waiver of transfer fees or impose additional limitations on transfer privileges at any time.

IMPACT OF LOANS. Taking a loan from your Contract may increase the risk that your Contract will lapse. Outstanding loans will reduce the Death Benefit proceeds and may have adverse tax consequences. Also, if your Contract lapses with an outstanding loan, adverse tax consequences can result.

PORTFOLIO COMPANY RISKS

Each Sub-Account invests in shares of one of the Portfolios. We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to the Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which the Sub-Accounts invest. You bear the investment risk that the Portfolios possibly will not meet their objectives.

A comprehensive discussion of the risks of each Portfolio may be found in the Portfolio's prospectus. Please refer to the Portfolios' prospectuses for more information. If you do not have a prospectus for a Portfolio, please contact us at the address or number provided on the front cover of this prospectus and we will send you a copy.

CHARACTERISTICS OF THE CONTRACTS

The following chart describes the principal characteristics of the Contracts. This summary also is designed to provide you a reference guide to the additional information in this prospectus.

                                         ------------------------
                                         |                      |
                                         |   PAYMENT            |
                                         |   We allocate the    |
                                         |   payment to the     |
                                         |   Fixed Account or   |
                                         |   Sub-Account        |
                                         |   options you        |
                                         |   choose.            |
                                         |                      |
                                         ------------------------
                                                     |
                                                     |
                                                     |
                                                     |
                                ------------------------------------------------
                                |                 ACCOUNT VALUE                |                       CHARGES
  ----------------------        |                                              |
  | WE CREDIT OR DEBIT |--------| SUB-ACCOUNT INVESTMENT OPTIONS               |-----  DAILY
  | PORTFOLIO EARNINGS |        | Amounts you allocate to these options in the |    |     ----------------------------------
  | OR LOSSES          |        | Variable Account                             |    |     |                                |
  ----------------------        | ---------------------------------------      |    |     |  We deduct a SEPARATE          |
                                |                                              |    |     |  ACCOUNT  CHARGE daily         |
  ----------------------        | FIXED ACCOUNT                                |    |-----|                                |
  |    WE CREDIT       |--------| Amounts you allocate to our Fixed Account    |    |     |  The Portfolios deduct         |
  |    INTEREST        |        | option                                       |    |     |  advisory fees and other       |
  ----------------------        | ---------------------------------------      |    |     |  portfolio expenses.           |
             |                  |                                              |    |     |                                |
             |                  | LOAN ACCOUNT                                 |    |     ----------------------------------
             |------------------| Accumulated value to secure a Contract loan  |    |  MONTHLY
                                |                                              |    |     ----------------------------------
                                ------------------------------------------------    |     |  We deduct monthly:            |
                                                                            |       |     |  - COST OF INSURANCE           |
                                -----------------------------------         |       |     |  - FIXED ACCOUNT EXPENSE       |
                                |                                 |         |       |-----|  CHARGE, BASED ON AMOUNTS      |
                                | CONTRACT LOAN                   |         |       |     |  ALLOCATED TO THIS OPTION      |
                   BENEFITS     | Interest accrues and is paid or |         |       |     |  - CONTRACT FEE                |
                                | added to your loan balance      |---------|       |     |  - OPTIONAL BENEFIT AGREEMENT  |
                                | annually                        |         |       |     |  CHARGES                       |
                                |                                 |         |       |     ----------------------------------
                                -----------------------------------         |       | AT TIME OF TRANSACTION
                                                                            |       |     ----------------------------------
                                -----------------------------------         |       |     |                                |
                                |                                 |         |       |     |  We deduct up to $25           |
                                | DEATH BENEFIT                   |         |       |     |  on PARTIAL WITHDRAWALS        |
                                | We pay a Death                  |         |       |     |                                |
                                | Benefit to your                 |---------|       |-----|  We deduct a WITHDRAWAL        |
                                | Beneficiary.  We                |         |             |  CHARGE during the first       |
                                | deduct any Indebtedness.        |         |             |  seven years.                  |
                                |                                 |         |             |                                |
                                -----------------------------------         |             ----------------------------------
                                                                            |
                                -----------------------------------         |
                                |                                 |         |
                                | PARTIAL WITHDRAWAL              |---------|
                                |                                 |         |
                                -----------------------------------         |
                                                                            |
                                -----------------------------------         |
                                |                                 |         |
                                | SURRENDER                       |         |
                                | We pay you the Surrender        |---------|
                                | Value.  The Contract            |
                                | terminates.                     |
                                |                                 |
                                -----------------------------------

ADDITIONAL INFORMATION IS PROVIDED ELSEWHERE IN THIS PROSPECTUS.

                           TABLES OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

TRANSACTION FEES

This table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer your Account Value between investment options.

CHARGE                                WHEN CHARGE IS DEDUCTED             AMOUNT DEDUCTED
------                                -----------------------             ---------------
WITHDRAWAL CHARGE (1)                 When you surrender or take a
                                      partial withdrawal during the
                                      first seven Contract Years

   MAXIMUM CHARGE                                                         9.75% of initial Payment

PARTIAL WITHDRAWAL FEE                When you take a partial             The lesser of $25 or 2% of the
                                      withdrawal from the Contract        amount withdrawn (2)

TRANSFER FEE                          Each transfer after the first 12    $25 per transfer (3)
                                      in each Contract Year

ACCELERATED DEATH BENEFIT FEE         When you receive an                 $100 processing fee (4)
                                      Accelerated Death Benefit

ANNUAL STATEMENT FEE                  When you request an additional      Up to $25 (5)
                                      annual statement

(1) This charge applies only upon withdrawals of the initial Payment. It does not apply to withdrawals of any additional Payments paid under the Contract. The withdrawal charge declines to zero percent after the seventh Contract Year. The withdrawal charge on Contracts issued in all jurisdictions except Maryland is assessed at the following rates:

CONTRACT         WITHDRAWAL         CONTRACT         WITHDRAWAL
  YEAR             CHARGE             YEAR             CHARGE
 --------------------------------------------------------------
    1               9.75%               5               7.25%
    2               9.50%               6               5.00%
    3               9.25%               7               4.75%
    4               7.50%               8+                 0%

See "Transaction Fees - Withdrawal Charge" beginning on page xx for additional details and for the schedule of withdrawal charges applicable to Contracts issued in Maryland.

Except in South Carolina, we will not charge any withdrawal charge in any Contract Year on that portion of your withdrawals equal to the greater of: (a) ten percent of the Account Value, less any prior partial withdrawals not subject to charges plus any preferred loans since the most recent Contract Anniversary; or (b) earnings not previously withdrawn. For this purpose, "earnings" equal the Account Value, minus the total Payments paid under the Contract, minus all outstanding preferred loans, minus any interest that has accrued on Indebtedness since the previous Contract Anniversary, plus all prior withdrawals other than withdrawals of earnings.

(2) This fee applies to each partial withdrawal after the first in each Contract Year.

(3) We currently waive the transfer fee on all transfers. We reserve the right in the future to charge the transfer fee on all transfers after the first 12 transfers in a Contract Year, as described above.

(4) You may request an Accelerated Death Benefit only once. See "Death Benefit and Optional Insurance Benefits - Accelerated Death Benefit Agreement" on page xx.

(5) We currently waive the charge for providing additional statements. We will tell you the current charge, if one is imposed, before we send you the requested statement.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

This table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

                                           WHEN CHARGE IS
CHARGE                                     DEDUCTED                    AMOUNT DEDUCTED
------                                     ---------------             ---------------
COST OF INSURANCE (1):                     Monthly

MINIMUM AND MAXIMUM CHARGE                                             GUARANTEED:
                                                                       Minimum:  $0.01 per $1,000 of net
                                                                       amount at risk
                                                                       Maximum:  $82.50 per $1,000 of net
                                                                       amount at risk
                                                                       CURRENT:
                                                                       Minimum:  0.15% annually of the
                                                                       Contract's Account Value
                                                                       Maximum:  $2.70% annually of the
                                                                       Contract's Account Value

CHARGE FOR A FEMALE, AGE 65, STANDARD                                  GUARANTEED:  $1.19 per $1,000 of net
NON-TOBACCO RATING CLASS, SINGLE LIFE                                  amount at risk
CONTRACT                                                               CURRENT:  0.45% annually of the
                                                                       Contract's Account Value

CHARGE FOR A MALE, AGE 65 AND FEMALE,                                  GUARANTEED: $0.0264 per $1,000 of net
AGE 65, BOTH NON-TOBACCO RATING CLASS,                                 amount at risk
SURVIVORSHIP CONTRACT                                                  CURRENT: 0.15% annually of the
                                                                       Contract's Account Value

CONTRACT FEE                               Annually                    $30.00 (2)

SEPARATE ACCOUNT EXPENSE CHARGE            Daily                       1.65% annually of daily net assets in the
                                                                       Variable Account (3)
CHARGE FOR MORTALITY AND EXPENSE RISK,
STATE PREMIUM TAXES AND OTHER TAXES, AND
A PORTION OF OUR ADMINISTRATIVE EXPENSES

FIXED ACCOUNT EXPENSE CHARGE               Monthly                     0.48% annually of the average monthly
                                                                       Account Value in the Fixed Account
                                                                       (0.04% per month) (4)

FEDERAL INCOME TAX CHARGE                  Daily                       Currently none (5)

NET LOAN INTEREST RATE                     Accrues daily               Standard loan: 2% (6)
                                           on loan balances

(1) Current cost of insurance charge is equal to the lower of: (i) the product of the current asset-based cost of insurance rate times the Account Value on the Monthly Date; and (ii) the product of the applicable guaranteed cost of insurance rate times the net amount at risk. The current asset-based rate for Single Life Contracts for the Standard (NT) rate class is 0.45% annually of the Account Value. The current asset-based rate for Survivorship Contracts where both Insureds are in the Standard (NT) rate class is 0.15% annually of the Account Value. The asset-based cost of insurance rate differs depending on Contract type, rating class, and history of tobacco use of the Insured(s). The asset-based cost of insurance rate currently does not vary based on Age. The asset-based rates that we set will reflect our expectations as to mortality experience under the Contracts and other relevant factors, such that the aggregate actual cost of insurance charges paid under the Contracts will compensate us for our aggregate mortality risks under the Contracts. We reserve the right to change the asset-based rate used in the current cost of insurance formula provided that at no time will your cost of insurance charge exceed the amount determined using the guaranteed cost of insurance tables in your Contract. The guaranteed cost of insurance rates are based on Age, sex, rating class, and history of tobacco use of the Insured, or of both Insureds for a Survivorship Contract. In general, the guaranteed cost of insurance charges will increase as the Insured ages. The representative guaranteed cost of insurance charges shown in the Table may not be representative of the charges you would pay. For more information about the guaranteed cost of insurance charges that would apply to your Contract please contact us at the address or telephone number shown on the First page of this prospectus or contact your representative. The net amount at risk is determined by subtracting the Account Value from the Death benefit divided by 1.0028709. The Standard (NT) rate class is our best rate class for Insureds who have not used tobacco of any kind within the past 24 months.

(2) The Contract fee is deducted annually on the Contract Anniversary. If you surrender your Contract during a Contract Year, we will deduct the Contract fee from your surrender proceeds. We currently waive the Contract fee on Contracts with an Account Value of at least $50,000.

(3) Deducted each Valuation Period in an amount equal to 1/365 of the annual rate shown, multiplied by the Account Value in the Variable Account on the relevant Valuation Day, multiplied by the number of days in the relevant Valuation Period.

(4) Deducted monthly in an amount equal to 1/12 of the annual rate shown, multiplied by the Account Value in the Fixed Account on the relevant Monthly Date.

(5) We currently do not assess a charge for federal income taxes that may be attributable to the operations of the Variable Account. We reserve the right to do so in the future if federal tax laws change so that a tax is imposed on the Variable Account. See "Charges and Deductions - Separate Account Expense Charge" beginning on page xx.

(6) The Net Loan Interest Rate represents the difference between the amount of interest we charge you for a loan and the amount of interest we credit to the Account Value held in the Loan Account to secure the loan. This charge does not apply to preferred loans. See "Loans - Interest" on page xx.

ANNUAL PORTFOLIO OPERATING EXPENSES [TO BE COMPLETED IN RULE 485B FILING]

The minimum and maximum total operating expenses charged by the Portfolio companies that you may pay periodically during the time you own the Contract are listed below. Additional detail concerning each Portfolio's fees and expenses is contained in the table following the summary below and in the prospectus for each Portfolio.

                                                                                   MINIMUM       MAXIMUM
                                                                                   -------       -------
Total Annual Portfolio Operating Expenses (expenses that are deducted from          x.xx%    -    x.xx%
Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses), without waivers or expense reimbursements(1)

----------
(1) The figures shown in the table above do not show the effect of any fee reduction or expense reimbursement arrangement. However, the advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. Taking all of these arrangements into consideration, the maximum and minimum Total Annual Portfolio Operating Expenses would be x.xx% and x.xx%, respectively. Certain of these arrangements are contractually required to remain in effect at least through April 30, 2006. Other arrangements are voluntary and may be terminated at any time. The maximum expense of x.xx% reflects the expenses of the ????? Portfolio, which is subject to a voluntary arrangement that may be terminated at any time. Without that voluntary arrangement, the total expenses of the ????? Portfolio would be x.xx%. Each fee reduction and/or expense reimbursement arrangement is described in the footnotes following the table below and in the relevant Portfolio's prospectus.

The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2004 for the Portfolios in which the Variable Account invests.

                              PORTFOLIO EXPENSES(l)
                  (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                                                                TOTAL ANNUAL
                                                                        MANAGEMENT   12b-1         OTHER     PORTFOLIO OPERATING
              PORTFOLIO                                                    FEES      FEES         EXPENSES        EXPENSES
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM VI. Capital Appreciation Fund
AIM VI. Government Securities Fund
AIM VI. International Growth Fund
AIM VI Technology Fund
THE DREYFUS CORPORATION (INITIAL SHARES)
Dreyfus Stock Index Fund
Dreyfus VIF Appreciation Portfolio
Dreyfus Socially Responsible Growth Fund, Inc                                        [TO BE
Dreyfus IP Technology Growth Portfolio
Dreyfus IP Emerging Leaders Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
Franklin Growth and Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Strategic Income Securities Fund
Templeton Growth Securities Fund
Franklin Money Market Fund - Class 2
LIBERTY VARIABLE INVESTMENT TRUST
Colonial Small Cap Value Fund, VS                                                    COMPLETED
Columbia High Yield Fund, VS
Colonial Strategic Income Fund, VS
Liberty Growth & Income Fund, VS
MFS VARIABLE INSURANCE TRUST (INITIAL CLASS SHARES)
MFS VIT Emerging Growth Series
MFS VIT Research Series
MFS VIT Utilities Series
MFS VIT Investors Trust Series
MFS VIT Capital Opportunities Series                                                 IN RULE 485b FILING]
MFS VIT High Income Series
STEINROE VARIABLE INVESTMENT TRUST
Liberty Asset Allocation Fund, VS
Colonial Large Cap Growth Fund, VS
Liberty Money Market Fund, VS

(1) All "Total Annual Portfolio Operating Expenses" are based on 2004 expenses.. Actual expenses in future years may be higher or lower than the figures given above.

              DESCRIPTION OF LIBERTY LIFE AND THE VARIABLE ACCOUNT

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON. Liberty Life Assurance Company of Boston was incorporated on September 17, 1963 as a stock life insurance company. Its executive and administrative offices are located at 175 Berkeley Street, Boston, Massachusetts 02117.

Liberty Life writes individual life insurance, group life, disability insurance and individual and group annuity contracts. Some of these contracts are eligible to receive dividends and some are not. The variable life insurance contracts described in this prospectus are not eligible for dividends. Liberty Life is licensed to do business in all states, in the District of Columbia, and in Canada. We intend to market the Contracts everywhere in the United States where we conduct life insurance business.

With a long-standing commitment to professional standards of conduct in the advertising and sale of life insurance products and services, Liberty Life is an accredited member of the Insurance Marketplace Standards Association ("IMSA").

Liberty Life is an indirect wholly-owned subsidiary of Liberty Mutual Holding Company Inc, which also owns Liberty Mutual Insurance Company ("Liberty Mutual"), a multi-line insurance company. Liberty Life is a subsidiary of Liberty Mutual.

Liberty Life is obligated to pay all amounts promised to Contract Owners under the Contracts. Pursuant to a guarantee agreement effective February 3, 1998, Liberty Mutual unconditionally guarantees to us on behalf of and for the benefit of Liberty Life and owners of life insurance contracts and annuity contracts issued by Liberty Life that Liberty Mutual will, on demand, make funds available to us for the timely payment of contractual obligations under any insurance policy or annuity contract issued by us. Liberty Mutual's commitment under the guarantee agreement supports our general account obligations, including our Fixed Account obligations under the Contracts and our obligation to pay death benefits in excess of the Account Values of the Contracts. While the guarantee agreement provides us with financial backing from Liberty Mutual, it does not create a direct contractual relationship between Liberty Mutual and you. Liberty Mutual may terminate this guarantee on notice to Liberty Life.

VARIABLE ACCOUNT. LLAC Variable Account was originally established on July 10, 1998 as a segregated asset account of Liberty Life under the laws of the Commonwealth of Massachusetts. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The SEC does not supervise the management of the Variable Account or Liberty Life.

We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Account Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Liberty Life.

The Variable Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. Values allocated to the Variable Account will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. In the future, we may use the Variable Account to fund other variable life insurance contracts. We will account separately for each type of variable life insurance contract funded by the Variable Account.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS. We hold the assets of the Variable Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

THE INVESTMENT AND FIXED ACCOUNT OPTIONS

VARIABLE ACCOUNT INVESTMENTS. Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is a separate investment series of an open end management investment company registered under the 1940 Act. We briefly describe the Portfolios below. You should read the current prospectuses for the Portfolios for more strategies, and the investment risks associated with the Portfolios. If you do not have a Prospectus for a Portfolio, contact us and we will send you a copy.

Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the income, gains, and losses of one Portfolio have no effect on the investment performance of any other Portfolio.

Following is a table listing the Portfolios in which each Sub-Account invests, information on each Portfolio's investment adviser and sub-adviser if applicable, as well as the investment objective of the Portfolio.

MORE DETAILED INFORMATION CONCERNING THE PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES, STRATEGIES, POLICIES, RISKS AND EXPENSES IS CONTAINED IN EACH PORTFOLIO'S PROSPECTUSES. A COPY OF EACH UNDERLYING PORTFOLIO'S PROSPECTUS ACCOMPANIES THIS PROSPECTUS.

PORTFOLIOS IN WHICH THE VARIABLE      INVESTMENT ADVISER (AND
ACCOUNT INVESTS                       SUB-ADVISER, IF APPLICABLE)         INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)

AIM V.I. Capital Appreciation Fund    ADVISER: A I M Advisors Inc.        Growth of capital.

AIM V.I. Government Securities Fund   ADVISER: A I M Advisors Inc.        High level of current income
                                                                          consistent with reasonable
                                                                          concern for safety of principal.

AIM V.I. International Growth Fund    ADVISER: A I M Advisors Inc.        Long-term growth of capital.

AIM VI Technology Fund                ADVISER: A I M Advisors Inc.        Growth of capital.

THE DREYFUS CORPORATION (INITIAL SHARES)

Dreyfus Stock Index Fund              ADVISER: The Dreyfus Corporation    Seeks to match the total return
                                                                          of the Standard & Poor's 500
                                      SUB-ADVISER: Mellon Equity          Composite Stock Price Index.
                                      Associates

Dreyfus Variable Investment Fund      ADVISER: The Dreyfus Corporation    Seeks long-term capital growth
Appreciation Portfolio                                                    consistent with the preservation
                                      SUB-ADVISER: Fayez Sarofim & Co.    of capital, with current income
                                                                          as a secondary objective.

Dreyfus Socially Responsible Growth   ADVISER: The Dreyfus Corporation     Seeks capital growth, with
Fund, Inc.                                                                current income as a secondary
                                                                          goal.

Dreyfus Investment Portfolios         ADVISER: The Dreyfus Corporation    Seeks capital appreciation.
Technology Growth Portfolio

Dreyfus Investment Portfolios         ADVISER: The Dreyfus Corporation    Seeks capital growth.
Emerging Leaders Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)

Franklin Growth and Income            ADVISER: Franklin Advisers, Inc.    Seeks capital appreciation with
Securities Fund                                                           current income as a secondary
                                                                          goal.

Franklin Large Cap Growth             ADVISER: Franklin Advisers, Inc.    Seeks capital appreciation.
Securities Fund

Franklin Strategic Income             ADVISER: Franklin Advisers, Inc.    Seeks a high level of current
Securities Fund                                                           income, with capital appreciation
                                                                          over the long term as a secondary
                                                                          objective.

Templeton Growth Securities Fund      ADVISER: Templeton Global           Seeks long-term capital growth.
                                      Advisors Limited

                                      SUB-ADVISER: Templeton Asset
                                      Management Limited

Franklin Money Market Fund            ADVISER: Franklin Advisers, Inc.    Seeks high current income,
                                                                          consistent with liquidity and
                                                                          capital preservation.  The Fund
                                                                          also seeks to maintain a stable
                                                                          share price of $ 1.00 but there
                                                                          is no guarantee that it will be
                                                                          able to do so.

LIBERTY VARIABLE INVESTMENT TRUST

Colonial Small Cap Value Fund,        ADVISER: Columbia Management        Seeks long-term growth.
Variable Series                       Advisors, Inc.

Columbia High Yield Fund, Variable    ADVISER: Columbia Management        Seeks a high current income and
Series                                Advisors, Inc.                      total return with capital
                                                                          appreciation as a secondary
                                                                          objective.

Colonial Strategic Income Fund,       ADVISER: Columbia Management        Seeks current income consistent
Variable Series                       Advisors, Inc.                      with prudent risk and maximizing
                                                                          total return.

Liberty Growth & Income Fund,         ADVISER: Columbia Management        Seeks long-term growth and income.
Variable Series                       Advisors, Inc.

                                      SUB-ADVISER: Liberty Asset
                                      Management Company

MFS VARIABLE INVESTMENT TRUST (INITIAL CLASS SHARES)

MFS VIT Emerging Growth Series        ADVISER: Massachusetts Financial    Long-term growth of capital.
                                      Services Company

MFS VIT Research Series               ADVISER: Massachusetts Financial    Long-term growth of capital and
                                      Services Company                    future income.

MFS VIT Utilities Series              ADVISER: Massachusetts Financial    Capital growth and current income.
                                      Services Company

MFS VIT Investors Trust Series        ADVISER: Massachusetts Financial    Long-term growth of capital and
                                      Services Company                    secondarily to provide reasonable
                                                                          current income.

MFS VIT Capital Opportunities Series  ADVISER: Massachusetts Financial    Seeks capital appreciation.
                                      Services Company

MFS VIT High Income Series            ADVISER: Massachusetts Financial    Seeks high current income.
                                      Services Company

STEINROE VARIABLE INVESTMENT TRUST

Liberty Asset Allocation Fund,        ADVISER: Columbia Management        Seeks high total investment
Variable Series                       Advisors, Inc.                      return.

                                      SUB-ADVISER: Nordea Investment
                                      Management North America, Inc.

Columbia Large Cap Growth Fund,       ADVISER: Columbia Management        Seeks long-term growth.
Variable Series                       Advisors, Inc.

Liberty Money Market Fund, Variable   ADVISER: Columbia Management        Seeks maximum current income,
Series                                Advisors, Inc.                      consistent with capital
                                                                          preservation and maintenance of
                                                                          liquidity.

Not all Sub-Accounts may be available under your Contract. You should contact your representative for further information on the availability of the Sub-Accounts.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review the Portfolios' prospectuses before allocating amounts to the Sub-Accounts.

Some of the Portfolios are managed by investment advisers who also manage publicly offered mutual funds having similar names and investment objectives. While some of the Portfolios may in some ways resemble, and may in fact be modeled after publicly offered mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly offered mutual fund. Consequently, the investment performance of publicly offered mutual funds and any similarly named Portfolio may differ substantially.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We will use the Payments you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make Payment within seven days.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity Contract Owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity Contract Owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Contract Owners will not bear the attendant expenses.

Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying prospectuses of the Portfolios for further information.

VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Account Value. Under current interpretations, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed and will provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, you are the person entitled to give voting instructions. However, if you assign your Contract, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.

ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased or to be purchased in the future by Payments under the Contract. Any substitution will comply with the requirements of the 1940 Act. We also reserve the right to make the following changes in the operation of the Variable Account and the Sub-Accounts:

(a)  to operate the Variable Account in any form permitted by law;

(b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

(c) to transfer assets from one Sub-Account to another, or from any Sub-Account to our general account;

(d)  to add, combine, or remove Sub-Accounts in the Variable Account;

(e) to assess a charge for taxes attributable to the operation of the Variable Account or for other taxes, as described in "Charges and Deductions - Separate Account Expense Charge" beginning on page 26 below; and

(f) to change the way in which we assess other charges, as long as the total other charges do not exceed the maximum guaranteed charges under the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.

THE FIXED ACCOUNT

THE PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS IN THE FIXED ACCOUNT ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE STATEMENTS ABOUT THE FIXED ACCOUNT IN THIS PROSPECTUS MAY BE SUBJECT TO GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING ACCURACY AND COMPLETENESS.

You may allocate part or all of your Payment to the Fixed Account. Under this option, we guarantee the principal amount allocated to the Fixed Account and the rate of interest that will be credited to the Fixed Account, as described below. From time to time we will set a current interest rate applicable to Net Premiums and transfers allocated to the Fixed Account during a Contract Year. We guarantee that the current rate in effect when a Payment or transfer to the Fixed Account is made will apply to that amount until at least the next Contract Anniversary. We may declare different rates for amounts that are allocated to the Fixed Account at different times. We determine interest rates in accordance with then-current market conditions and other factors.

The effective interest rate credited at any time to your Contract's Fixed Account is the weighted average of all of the interest rates for your Contract. The rates of interest that we set will never be less than the minimum guaranteed interest rate shown in your Contract. We may credit interest at a higher rate, but we are not obligated to do so.

During the 60 days after each Contract Anniversary, you may transfer all or part of your Fixed Account Balance to the Sub-Accounts, subject to the requirements and limits described in "Allocation of Payments - Transfers of Account Value" on page xx.

Amounts allocated to the Fixed Account become part of the general account of Liberty Life. Liberty Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We may delay payment of partial or full withdrawals from the Fixed Account for up to six months from the date we receive your written withdrawal request. If we defer payment for more than 30 days, we will pay interest (if required) on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                              PURCHASING A CONTRACT

INITIAL PAYMENT. You must pay an initial Payment to purchase a Contract. The initial Payment purchases a Death Benefit initially equal to your Contract's initial Death Benefit. The minimum initial Payment is $ 10,000. We may waive or change this minimum. You may pay additional Payments, subject to certain restrictions, as described below.

You may apply to purchase a Contract by submitting a written application to us through one of our authorized representatives. Acceptance of your application is subject to our issue Age and underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Contract to you, we will return your Payment to you. We reserve the right to change the terms or conditions of your Contract to comply with differences in applicable state law. Variations from the information appearing in this prospectus due to individual state requirements are described in supplements which are attached to this prospectus or in endorsements to the Contract, as appropriate.

SIMPLIFIED UNDERWRITING. Under our current underwriting rules, which we may change when and as we decide, proposed Insureds are eligible for simplified underwriting without a medical examination, if the application responses and initial Payment meet our simplified underwriting standards. Simplified underwriting is not available if the initial Payment exceeds the limits set in our simplified underwriting standards.

Simplified underwriting also is not available if the Insured would be more than 80 years old on the Contract Date. For Survivorship Contracts, both Insureds must meet our simplified underwriting requirements. Simplified underwriting limits may vary by state.

If your application is approved through simplified underwriting, your Contract will be effective and your life insurance coverage under the Contract will begin on the date of your application. Your Contract Date will be the date your application and initial Payment are taken.

FULL UNDERWRITING. If your application requires full underwriting and we approve your application, your Contract will be effective as of the date that we receive your initial Payment. If you submit your initial Payment with your application, the effective date of your Contract will be the date of your application, which will be designated your Contract's Contract Date. Otherwise, when we deliver your Contract we will require you to pay sufficient Payment to place your insurance in force. At that time, we also will provide you with a document showing your Contract's effective date, which will be designated as the Contract Date. While your application is in underwriting, if you have paid your initial Payment we may provide you with temporary life insurance coverage in accordance with the terms of our conditional receipt.

If we approve your application, you will earn interest on your Payment from the Contract Date. We will also begin to deduct the Contract charges as of the Contract Date. We will temporarily allocate your initial Payment to our Fixed Account until we allocate it to the Sub-Accounts and the Fixed Account in accordance with the procedures described in "Allocation of Payments" beginning on page xx.

If we reject your application, we will not issue you a Contract. We will return any Payment you have made, adding interest as and at the rate required in your state. We will generally mail a refund of your Payment within seven days of the date we reject your application. We will not subtract any Contract charges from the amount we refund to you.

MODIFIED ENDOWMENT CONTRACT. In most circumstances, your Contract will be considered a "modified endowment contract" ("MEC"), which is a form of life insurance contract under the Tax Code. Special rules govern the tax treatment of MECs. Under current tax law, Death Benefit Payments under MECs, like Death Benefit Payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and Contract loans, however, are treated differently. Amounts withdrawn and Contract loans are treated first as income, to the extent of any gain, and then as a return of Payment. The income portion of the distribution is includable in your taxable income. Also, an additional ten percent penalty tax is generally imposed on the taxable portion of amounts received before Age 59 1/2. For more information on the tax treatment of the Contract, see "Federal Income Tax Considerations" beginning on page xx, and consult your tax adviser.

RIGHT TO RETURN CONTRACT. In many states, you may cancel your Contract by returning it to us within ten days after you receive it. In some states, however, this right to return period may be longer, as provided by state law. If you return your Contract, the Contract terminates and, in most states, we will pay you an amount equal to your Payment. Your initial payment will be held in the Fixed Account during the right to return period, as described in "Allocation of Payments" beginning on page xx. We ordinarily will pay the refund within seven days of receiving your request. No withdrawal charge is imposed upon return of a Contract within the right to return period. These right to return regulations may vary in certain states in order to comply with the requirements of state insurance laws and regulations. Accordingly, you should refer to your Contract for specific information about your circumstances.

                                  ACCOUNT VALUE

GENERAL. Your Account Value is the sum of the value of your interest in the Sub-Accounts you have chosen, plus your Fixed Account balance, plus your Loan Account balance. On the Contract Date, your Account Value is equal to your initial Payment minus any of the charges described below that are due on that date. Your Account Value may increase or decrease daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account and the Loan Account, the addition of Payments, and the subtraction of partial withdrawals and charges assessed.

The Contract does not have a guaranteed minimum Account Value. Your Contract's Account Value in the Sub-Accounts will rise and fall, depending on the investment performance of the Portfolios underlying the Sub-Accounts to which you allocate your Payments. You bear the entire investment risk on amounts allocated to the Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios. The Account Value will also reflect Payments, amounts withdrawn, and cost of insurance and any other charges.

ADJUSTMENTS TO ACCOUNT VALUE. Over the life of your Contract, your Account Value will increase and/or decrease as indicated below to reflect the following:

-    Additional Payments.

-    Any increase due to the investment experience of the chosen Sub-Accounts.

- Addition of guaranteed interest at an annual effective rate of 4.0% (plus any excess interest if applicable) on the portion of the Account Value allocated to the Fixed Account.

- Addition of interest at an annual effective rate of 6.0% on the portion of your Loan Account, which serves as collateral for your preferred Contract loans, if any.

- Addition of interest at an effective annual rate of 4.0% on the portion of your Loan Account, which serves as collateral for your other Contract loans, if any.

-    Any decrease due to the investment experience of the chosen Sub-Accounts.

-    Subtraction of any amounts withdrawn.

- Subtraction of the charges listed in "Charges and Deductions" beginning on page xx, as applicable.

We make all valuations in connection with the Contract (other than the initial Payment) on the date we receive your Payment or your request for other action at our Service Center, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day which is a Valuation Date and a date on which we are open for business. Calculations for initial Payments and Payments requiring underwriting are made on the date your Payment is allocated to the Sub-Accounts and the Fixed Account, as described in "Allocation of Payments" below.

ACCUMULATION UNITS. We determine the number of Accumulation Units in each Sub-Account to allocate to your Contract by dividing that portion of your Payments or other transaction allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.

A Valuation Date is any day on which the net asset value of the units of each division of the Variable Account is determined. Generally, this will be any date on which the New York Stock Exchange ("NYSE"), or its successor, is open for trading. Our Valuation Date ends when the NYSE closes. This is usually at 4:00 p.m. Eastern Time.

ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the corresponding Portfolio and the deduction of certain expenses. We will determine the Accumulation Unit Value for each Sub-Account on each Valuation Date. A Sub-Account's Accumulation Unit Value for a particular Valuation Date will equal the Sub-Account's Accumulation Unit Value on the preceding Valuation Day multiplied by the Net Investment Factor for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is (1) divided by (2) minus (3), where:

     (1) is the sum of (a) the net asset value per share of the corresponding Portfolio at the end of the current Valuation Period plus (b) the per share amount of any dividend or capital gains distribution by that Portfolio, if the ex-dividend date occurs in that Valuation Period;

     (2) is the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period; and

     (3) is an amount equal to the Separate Account Expense Charge imposed during the Valuation Period.

You should refer to the prospectuses for the Portfolios, which accompany this prospectus, for a description of how the assets of each Portfolio are valued, since that determination directly affects the investment experience of the corresponding Sub-Account and, therefore, your Account Value.

POSTPONEMENT OF PAYMENTS TO YOU. We may defer for up to 15 days the payment of any amount attributable to a Payment paid by check to allow the check a reasonable time to clear. We ordinarily will pay any amount attributable to the Account Value allocated to the Variable Account within seven days of our receiving your written request, except:

(1) whenever the NYSE is closed (other than customary weekend and holiday closings);

(2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Variable Account's investments or determination of the value of its net assets is not reasonable practicable; or

(3)  at any other time permitted by the SEC for your protection.

In addition, we may delay payment of Account Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days we will pay interest (if required) on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                             ALLOCATION OF PAYMENTS

INITIAL PAYMENT. We will temporarily allocate your initial Payment to the Fixed Account as of the Contract Date. We generally will then reallocate that amount (including any interest) among the Sub-Accounts and the Fixed Account in accordance with your instructions, on the 15th day after the Delivery Date. This period may be longer or shorter, depending on the length of the right to return period in your state, as it will always equal five days plus the number of days in the right to return period in your state. If there are outstanding requirements when we issue your Contract that prevent us from placing your Contract in force, your Payment will not be allocated until all requirements are satisfied. In our discretion, in the future we may change our procedures for allocating initial Payments received before the end of the right to return period. We will not change the temporary allocation provisions of your Contract once we have delivered it to you.

You must specify your allocation percentages in your Contract application. Percentages must be in whole numbers and the total allocation must equal 100%. We will allocate your Payment in those percentages, until you give us new allocation instructions.

You initially may allocate your Account Value to up to ten Sub-Accounts and the Fixed Account. Moreover, you may not allocate less than five percent of your Account Value to any one option. You subsequently may add or delete Sub-Accounts and/or the Fixed Account from your allocation instructions without regard to this limit. Your allocation to the Fixed Account, if any, does not count against this limit. In the future we may change these limits.

SUBSEQUENT PAYMENTS. You may pay additional Payments at any time and in any amount necessary to avoid termination of your Contract. You may also pay additional Payments subject to the following conditions:

(1) each additional Payment must be at least $1,000 ($10,000 for Contracts issued in New York); and

(2) the Payment will not disqualify your Contract as a life insurance contract under the Tax Code.

We intend to require satisfactory evidence of insurability as a condition for accepting any Payment that would result in an increase in the Death Benefit, which will occur whenever the Death Benefit after applying the subsequent Payment would exceed the Initial Death Benefit. Please see "Death Benefit" on page xx, for an explanation of when the Death Benefit may exceed the Initial Death Benefit. If such evidence is required, we will notify you of our requirements by telephone or in writing. Any such increase will take effect on the first Monthly Date after we approve the increase. In the future, we may waive this requirement.

We generally will allocate your additional Payments to the Sub-Accounts and the Fixed Account as of the date we receive your Payment in our Service Center. If an additional Payment requires underwriting, however, we may delay allocation until after we have completed underwriting. We will follow the allocation instructions in our file, unless you send us new allocation instructions with your Payment. If you have any outstanding Indebtedness, we will apply any additional Payments to your outstanding loan balance until it is fully repaid, unless you instruct us otherwise in writing.

ASSET ALLOCATION MODELS. We have arranged to make available several Asset Allocation Models for use with the Contract. Standard & Poor's Investment Advisory Services LLC developed and administers the Asset Allocation Models in the Contracts. Standard & Poor's Investment Advisory Services LLC is a registered investment advisor subsidiary of The McGraw-Hill Companies, Inc., registered with the SEC. "S&P" and "Standard & Poor's" are registered trademarks of The McGraw-Hill Companies. The purpose of these models is to provide generalized patterns on how to allocate Account Value among the Sub-Accounts in a manner that is consistent with various investment objectives and risk tolerances. You may use a questionnaire and scoring system developed by S&P in order to help you to determine which model might be appropriate for you. Although we have arranged for the preparation of these Asset Allocation Models and related materials, it is up to you to decide whether to use a model and, if so, which model to use. Moreover, the models are not individualized investment advice. Accordingly, we recommend that you consult your financial adviser before adopting a model.

If you decide to use a model, we will automatically allocate your Payment in accordance with the percentages specified in one of the S&P models. You may only use one model at a time. We also will automatically enroll you in our Asset Rebalancing Program and we will periodically rebalance your total Sub-Account Values in accordance with your chosen model. If you wish to allocate a portion of your Payments or Account Value to the Fixed Account, you must instruct us specifically, because none of the models includes the Fixed Account.

You may choose to use an S&P Asset Allocation Model at any time. You also may discontinue your use at any time by notifying us at our Service Center. We will automatically discontinue your use of a model if you: (a) discontinue the Asset Rebalancing Program; or (b) give us instructions changing your allocations of Payments or Account Value among the Sub-Accounts. Please call us at our Service Center or contact your representative for additional information or forms.

For each model, S&P determines the percentage allocations among the Sub-Accounts based upon a comparison of the model's investment objectives and the relevant underlying Portfolios' investment objectives and portfolio composition. These models are specific to this Contract. Similarly named models developed for use with our other products may differ.

Periodically, S&P will review the models. As a result of those reviews, S&P may decide that to better seek to meet a model's goal, it would be appropriate to change the percentage allocations among the Sub-Accounts. If you are using that model, we will notify you in writing before we implement the change.

                               TRANSFER PROVISIONS

TRANSFER PRIVILEGE. The Contracts provide investment opportunities for long-term financial objectives. The Contracts are not designed for short-term trading strategies involving frequent transfers of Contract values. The Company discourages the purchase of the Contracts for financial objectives involving short-term trading strategies. Short-term trading strategies involving frequent transfers of Contract values, when excessive, have the potential to interfere with the efficient management of the Portfolios, generate transaction costs and other expenses and have other adverse effects on Contract Owners who purchase the Contracts for long-term financial objectives.

We have procedures designed to identify and limit frequent transfer activity. These procedures are designed to protect the interests of Contract Owners who have purchased the Contracts for long-term financial objectives and will be applied uniformly by the Company. We monitor the number and timing of transfer activity by Contract Owners or third parties authorized to effect transfers on their behalf. We impose limits and restrictions on the number, timing, and processing requirements of transfer requests, as described below. Also, we will impose special restrictions for Contracts using strategies of programmed and frequent transfers, such as those used by professional market timers or other organizations.

Some Contract Owners and third parties authorized to effect transfers on their behalf engaging in short-term trading strategies may employ tactics to avoid detection. Despite our efforts to prevent the use of the Contracts for short-term trading strategies, there is no assurance that we will be able to identify such Contract Owners or third parties or deter their use of the Contracts for short-term trading strategies.

We may modify the transfer privilege at any time

LIMITATIONS ON TRANSFERS. While the Contract is in force, you may transfer Account Value among the Fixed Account and Sub-Accounts in writing or by telephone. We will allow you to effect up to 20 transfers each calendar year by telephone, fax or mail. Once that limit has been reached, we will accept subsequent transfer requests only if they are in a form acceptable to us, bear an original signature in ink, and are sent to us by mail. Currently, we do not accept transfer requests via electronic means, such as email.

After you have submitted 20 transfer requests in a calendar year, a subsequent transfer request by telephone or fax will be rejected. We will notify you in writing if a transfer request is rejected. Currently, transfers effected systematically under either our optional Dollar Cost Averaging or Asset Rebalancing programs described below do not count towards the limit of 20 transfers. In the future, we may count such transfers towards the limit. In the event of such a change, we will notify you in advance of the effective date of the change.

You may not request a transfer of less than $250 from a single Sub-Account, unless the amount requested is your entire balance in the Sub-Account. If less than $500 would remain in a Sub-Account after a transfer, we may require you to transfer the entire balance of the Sub-Account. We reserve the right to change these minimums.

If we detect a pattern of short-term trading activity, such as the strategies employed by professional market timers or other organizations, by Contract Owners or third parties authorized to effect transfers on their behalf, we will impose special restrictions on those Contracts. Such restrictions may include, but are not limited to, delaying or refusing any and all transfer instructions. We will provide you written notification of any restrictions imposed. Also, we will reject transfer requests that we determine to be in contravention of applicable laws and regulations.

In addition, some of the Portfolios reserve the right to delay transfer requests from the Variable Account, either on the purchase or redemption side of the transaction. Some Portfolios may refuse transfer requests for purchase transactions. These restrictions may be imposed if, in the judgment of the Portfolio's investment adviser, the Portfolio would be unable to invest effectively in accordance with its investment policies and objectives, or the request is considered to be short-term trading activity. Accordingly, the Variable Account may not be in a position to effectuate some transfers with the Portfolios and, therefore, will be unable to process such transfer requests. We will notify you in writing if we are not able to process a requested transfer.

The policies and procedure described above are intended to deter and curtail excessive short-term trading activity. There is the potential, however, that not all Contract Owners identified as engaging in excessive short-term trading activity will be treated on an equal basis because of various factors beyond the Company's control. In particular, certain Portfolios may have different policies and practices regarding monitoring and restrictions imposed on Contract Owners engaged in excessive short-term trading activity. Consequently, the actions taken against Contract Owners engaged in such activity may vary depending on the Portfolio(s) involved. Neither the Company nor its authorized representatives shall be liable for any loss resulting from rejected transfer requests.

We currently are waiving the transfer fee on all transfers, including Dollar Cost Averaging and Asset Rebalancing transfers. Under the Contract, however, we may charge a maximum transfer fee of $25 on each transfer after the first 12 transfers in any Contract Year. We may impose a limit on the number of free transfers or change that number, at any time.

We currently do not limit the number of Sub-Accounts to which you may allocate your Account Value, other than in your initial allocation. We may impose a limit in the future.

As a general rule, we only make transfers on days when we and the NYSE are open for business. If we receive your request on one of those days, we will make the transfer that day. Otherwise, we will make the transfer on the first subsequent day on which we and the NYSE are open. Transfers pursuant to a Dollar Cost Averaging or Asset Rebalancing program will be made at the intervals you have selected in accordance with the procedures and requirements we establish.

You may make transfers from the Fixed Account to the Sub-Accounts only during the 60 days after each Contract Anniversary. You must submit your request no later than the end of this 60-day period. In addition, in each Contract Year, the largest amount that you may transfer out of the Fixed Account is the greater of: (a) the amount transferred in the prior Contract Year; (b) 20% of the current Fixed Account balance; or (c) the entire balance if it is not more than $250. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

We will not charge a transfer fee on a transfer of all of the Account Value in the Sub-Accounts to the Fixed Account.

TRANSFERS AUTHORIZED BY TELEPHONE. You may make transfers by telephone, up to the limits and subject to the restrictions described above, unless you advise us in writing not to accept telephonic transfer instructions. Telephone transfer requests must be received by 4:00 p.m. Eastern time in order to be processed at that day's price.

We use procedures that we believe provide reasonable assurances that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses. We may suspend, modify or terminate the telephone transfer privilege at any time without notice. Telephone transfers may not be available in some states.

DOLLAR COST AVERAGING. Under our automatic Dollar Cost Averaging program, while the Contract is in force you may authorize us to transfer a fixed dollar amount each month to the Sub-Accounts of your choice in accordance with the procedures and requirements that we establish. The transfers will continue until you instruct us to stop, or until your chosen source of transfer Payments is exhausted. If you are Dollar Cost Averaging from the Fixed Account and instruct us to stop, you will have 60 days to transfer any or all of your Fixed Account balance from the Fixed Account to the Sub-Accounts. After that time, you cannot transfer from the Fixed Account until your next Contract Anniversary. More detail on transfer restrictions from the Fixed Account is provided above in "Transfers of Account Value." We currently are waiving the contractual transfer fee on all transfers, including Dollar Cost Averaging transfers. If we limit the number of free transfers, however, transfers under the Dollar Cost Averaging Program will count toward that limit. Please see "Transaction Fees - Transfer Fee" on page xx.

Your request to participate in this program will be effective when we receive your completed written request at our Service Center. You may discontinue participation in the program by notifying us at our Service Center. We do not impose a separate charge for participating in the program. We may change, terminate, limit or suspend Dollar Cost Averaging at any time. Please call or write to us at our Service Center for a copy of the request form and additional information concerning the program.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount will purchase more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. Participation in this program does not assure you of a greater profit, however, from your purchases under the program. In addition, the program will not prevent or necessarily reduce losses in a declining market. Moreover, other investment programs may not work in concert with Dollar Cost Averaging. Therefore, you should monitor your use of these programs, as well as other transfers or withdrawals, while Dollar Cost Averaging is being used.

You may not participate in both the Dollar Cost Averaging and Asset Rebalancing Programs at the same time.

ASSET REBALANCING. Asset Rebalancing allows you to readjust the percentage of your Account Value allocated to each Sub-Account to maintain a pre-set level. Over time, the variations in each Sub-Account's investment results will shift the balance of your Account Value allocations. Under the Asset Rebalancing feature, we periodically will transfer your Account Value, including new Payments (unless you specify otherwise), back to the percentages you specify in accordance with procedures and requirements that we establish. All of your Account Value allocated to the Sub-Accounts must be included in an Asset Rebalancing program. You may not include your Fixed Account balance in an Asset Rebalancing program. We currently are waiving the contractual transfer fee on all transfers, including Asset Rebalancing transfers. If we limit the number of free transfers, however, transfers under an Asset Rebalancing program will count toward that limit. Please see "Transaction Fees - Transfer Fee" on page xx.

You may request Asset Rebalancing when you apply for your Contract or by submitting a completed written request to us at our Service Center. You may discontinue participation in the program by notifying us at our Service Center. We do not impose a separate charge for participating in the program. Please call or write us for a copy of the request form and additional information concerning Asset Rebalancing.

Asset Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Account Value allocated to the better performing segments. Other investment programs may not work in concert with Asset Rebalancing. Therefore, you should monitor your use of these programs, as well as other transfers or withdrawals, while Asset Rebalancing is being used. We may change, terminate, limit, or suspend Asset Rebalancing at any time.

You may not participate in both the Dollar Cost Averaging and Asset Rebalancing Program at the same time.

                                  DEATH BENEFIT

DEATH BENEFIT. While your Contract is in force, we will pay the Death Benefit upon the death of the Insured or, if your Contract is a Survivorship Contract, upon the death of the second Insured to die. We will pay Death Benefit proceeds to the named Beneficiary(ies) or, if none survives, to contingent Beneficiary(ies). We will pay the Death Benefit proceeds in a lump sum or under an optional Payment plan, as described below.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Indebtedness, and less any due and unpaid charges. We will determine the amount of the Death Benefit proceeds as of the date of the Insured's death. We will usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

The Death Benefit will be the greater of: (a) the Initial Death Benefit; or (b) the Account Value multiplied by the applicable corridor percentage as described below. The corridor percentages are set so as to seek to ensure that the Contracts will qualify for favorable federal income tax treatment. The corridor percentages are stated in the Contract. They vary according to the Age of the Insured. Under this formula, an increase in Account Value due to favorable investment experience may increase the Death Benefit above the Initial Death Benefit, and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Initial Death Benefit).

EXAMPLES:                                             EXAMPLE A    EXAMPLE B
                                                      ----------------------
Initial Death Benefit                                 $ 100,000    $ 100,000
Insured's Age                                                60           60
Account Value on Date of Death                        $  80,000    $  50,000
Applicable Corridor Percentage                              130%         130%
Death Benefit                                         $ 104,000    $ 100,000

In Example A, the Death Benefit equals $104,000, I.E., the greater of $100,000 (the Initial Death Benefit) and $104,000 (the Account Value at the date of death of $80,000, multiplied by the corridor percentage of 130%). This amount, less any Indebtedness and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $100,000, I.E., the greater of $100,000 (the Initial Death Benefit) or $65,000 (the Account Value of $50,000 multiplied by the corridor percentage of 130%).

We will reduce your Contract's Initial Death Benefit if you take a partial withdrawal, as described in "Partial Withdrawals - Effect of Partial Withdrawal on Death Benefit" on page xx.

GUARANTEED DEATH BENEFIT. Your Contract has a Guaranteed Death Benefit (called Guaranteed Coverage in Maryland). Under this provision, if you do not have any outstanding Indebtedness, your Contract will not lapse before the end of the period shown in the table below.

                              SINGLE LIFE CONTRACTS

     ISSUE AGE        EXPIRY DATE OF GUARANTEED DEATH BENEFIT
--------------------------------------------------------------
       0-34              30 Years from the Contract Date
       35-54             20 Years from the Contract Date
       55-80             10 Years from the Contract Date
       81-85             5 Years from the Contract Date

                             SURVIVORSHIP CONTRACTS

  YOUNGER INSURED'S
     ISSUE AGE        EXPIRY DATE OF GUARANTEED DEATH BENEFIT
-------------------------------------------------------------
       0-39              25 Years from the Contract Date
       40-59             15 Years from the Contract Date
       60-85             10 Years from the Contract Date

While the Guaranteed Death Benefit is in effect and there is no outstanding Indebtedness, if on a Monthly Date the Surrender Value is not large enough to cover the full Monthly Deduction, we will apply the remaining Surrender Value to partially pay the Monthly Deduction and waive any insufficiency. Thereafter, we will waive all future Monthly Deductions until the Surrender Value is sufficient to pay the Monthly Deduction, or the Guaranteed Death Benefit period ends.

After the end of the Guaranteed Death Benefit period, the Monthly Deduction will not be waived if the Surrender Value is not large enough to cover the full Monthly Deduction, regardless of whether you have any outstanding Indebtedness. Failure to pay the full Monthly Deduction will cause your Contract to enter the Grace Period and terminate if you do not pay an amount sufficient to pay all unpaid Monthly Deductions before the end of the Grace Period.

The terms of this provision in your Contract may differ depending on when and in which state your Contract was issued. In some states and under some previously issued Contracts, the Death Benefit is guaranteed until the Maturity Date, provided you do not have outstanding Indebtedness. In other states, the period of guaranteed coverage is shorter. If you are considering purchasing a Contract, see your representative for the terms available in your state. If you already own a Contract, the terms of this provision, including the length of the period of guaranteed coverage, is set forth in your Contract.

ACCELERATED DEATH BENEFIT PROVISIONS. You may request payment of a portion of the Death Benefit as an Accelerated Death Benefit if either: (1) the Insured has a terminal condition; or (2) the Insured is chronically ill, as these terms are defined in the Contract. Under a Survivorship Contract, the Accelerated Death Benefit is only available on the terminal illness or chronic illness of the surviving Insured. You generally may request an Accelerated Death Benefit equal to up to the lesser of 90% of the Death Benefit (before subtracting any Indebtedness) or $250,000. We will reduce the amount you request by a discount for the early payment, a $100 processing fee, and the repayment of a pro rata portion of your Indebtedness. You may choose for the Accelerated

Death Benefit to be paid in a lump sum or in installments, as described in the Contract. If you request an Accelerated Death Benefit, the balance of the Death Benefit (net of the amount previously requested) is payable upon the Insured's death, as long as the Contract is in force. You may request an Accelerated Death Benefit only once.

If your request for an Accelerated Death Benefit is based on the Insured's being chronically ill, in some circumstances a portion of your Accelerated Death Benefit may not qualify for exemption from federal income tax.

Accordingly, you should consult your tax adviser before requesting an Accelerated Death Benefit. For more information, please see "Federal Income Tax Considerations - Accelerated Death Benefit" on page xx.

This benefit may not be available in some states, and the terms may differ in some states. Please contact us for more information.

                                MATURITY BENEFIT

GENERAL. If the Insured is still living and the Contract is in force on the Maturity Date, we will pay you a Maturity Benefit. The Maturity Benefit will equal the Surrender Value on the Maturity Date. The Maturity Date will be the Contract Anniversary after the Insured's 100th birthday. For Survivorship Contracts, the Maturity Date will be the Contract Anniversary after the younger living Insured's 100th birthday.

EXTENDED MATURITY AGREEMENT. You may continue your Contract after the Maturity Date if the Insured is still living on that date and you write to us before the Maturity Date to enter into an extended maturity agreement. Under that agreement, among other things:

(1)  the Death Benefit proceeds will equal the Surrender Value;

(2)  you will pay no further cost of insurance charges;

(3)  you may not pay additional Payments; and

(4)  the guaranteed Death Benefit does not apply.

Other Contract provisions may also be modified after the Maturity Date.

We will continue to charge the Separate Account Expense Charge during the maturity extension period, even though there no longer will be a mortality risk under your Contract. We continue to collect this charge to provide for the possibility that the total cost of death benefits already paid and to be paid in the future under all Contracts will exceed what we expect to collect from cost of insurance charges.

Your decision whether or not to enter into an extended maturity agreement will have tax consequences. Accordingly, before you make that decision you should consult your tax adviser.

                                PROCEEDS OPTIONS

We will pay the Surrender Value or Death Benefit proceeds under the Contract in a lump sum or under one of the proceeds options that we then offer. Surrender proceeds are payable in a lump sum unless you request one of the other proceeds options. Death Benefit proceeds are payable in a lump sum unless the beneficiary elects one of the other proceeds options. The amount applied to a proceeds option must be at least $2,000 of Account Value and result in installment Payments of not less than $20. Unless we consent in writing, the proceeds options described below are not available if the payee is an assignee, administrator, executor, trustee, association, partnership, or corporation. We will not permit surrenders or partial withdrawals after Payments under a proceeds option involving life contingencies, such as Option 4 below, commence. We will transfer to our general account any amount placed under a proceeds option and it will not be affected by the investment performance of the Variable Account.

You may request a proceeds option by writing to us at our Service Center before the death of the Insured. If you change the Beneficiary, the existing choice of proceeds option will become invalid and you may either notify us that you wish to continue the pre-existing choice of proceeds option or select a new one.

The following proceeds options are available under the Contract:

OPTION 1-INTEREST. We will pay interest monthly on proceeds left with us. We will credit interest to unpaid balances at a rate that we will declare annually. We will never declare an effective annual rate of less than 3 1/2%.

OPTION 2-FIXED AMOUNT. We will pay equal monthly installments until the proceeds are exhausted. We will credit interest to unpaid balances at a rate that we will declare annually. We will never declare an effective annual rate of less than 3 1/2%.

OPTION 3-FIXED PERIOD. We will pay monthly installments for a period selected by you of not more than 25 years.

OPTION 4-LIFE INCOME, WITH OR WITHOUT A GUARANTEE PERIOD. We will pay proceeds in periodic payments to the payee for as long as the payee is alive. If no guarantee period is selected, payments will stop when the payee dies, and we will make no further payments to the payee or his or her beneficiary. Therefore, depending on when the payee dies, the total payments received may be more or less than the amount applied to this option. For example, if the payee dies before the second payment is due, the payee will receive only one payment. If a guarantee period is selected and the payee dies before the end of the guarantee period, however, we will continue payments to a named beneficiary until the end of the guarantee period. We offer guarantee periods of ten years, 15 years or 20 years. If you wish to ensure that the total payments to the payee and his or her beneficiary will at least equal the amount applied to this option, you should select a guarantee period that, when multiplied by the annual guaranteed payments, will provide at least that amount. If you select a shorter guarantee period, it is possible that the total payments received may be less than the amount applied to this option. We base the payments on the 1983 Individual Annuity Mortality Table, adjusted to include ten years of mortality improvement under Projection Scale G, which has the effect of lowering the purchase rates applied to amounts payable under this option..

LIBERTY SECURITY ACCOUNT(R). (R). EFFECTIVE MAY 1, 2004, THE LIBERTY SECURITY ACCOUNT(R) WAS DISCONTINUED AS A PROCEEDS OPTION FOR THE CONTRACTS. For payments of proceeds made prior to May 1, 2004, we will credit interest to those proceeds left with us in the Liberty Security Account(R). We will credit interest to your Liberty Security Account(R) balance at a rate we declare. We periodically may change that rate.. The Beneficiary will be able to write checks against such account at any time and in any amount up to the total in the account. The checks must be for a minimum amount of $250.

When we begin to make payments under Options 3 and 4, we will tell you the amount of your installment payment. Your installment payment will never be less than the amounts determined using the tables in the Contract. It may be higher.

In addition, we may agree to other proceeds option plans. Write or call us to obtain information about them.

                             CHARGES AND DEDUCTIONS

We assess charges and deductions against the Contract's Account Value and the Sub-Accounts. Additional deductions and expenses are paid out of the Portfolios' assets, as described in the prospectuses of the Portfolios.

SEPARATE ACCOUNT EXPENSE CHARGE

On each Valuation Date, we will take a deduction from the Sub-Accounts to compensate Liberty Life for its expenses incurred in connection with this Contract. The Separate Account Expense Charge will be calculated at an annual rate equivalent to 1.65% of average daily net assets of each Sub-Account, as described in the "Tables of Fees and Expenses" beginning on page xx. The amount deducted is determined on each Valuation Date and is reflected in the calculation of Accumulation Unit Values.

The Separate Account Expense Charge, together with the Fixed Account Expense Charge described below, is intended to cover all expenses under the Contract other than distribution expenses, and the cost of insurance charges and the other expenses covered by the Monthly Deduction and premium expense charge, which are charged for separately and described below. Accordingly, the Expense Charges are intended to compensate us for incurring the following expenses and assuming certain risks under the Contracts:

-    mortality and expense risk;

-    a portion of state premium taxes and other state and local taxes;

- certain federal taxes and other expenses associated with the receipt of Payments; and

- a portion of our administrative expenses, such as salaries, postage, telephone, office equipment and periodic reports.

The mortality risk assumed in relation to the Contract includes the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims and the risks under the guaranteed Death Benefit. We also assume a risk that, on the Monthly Date preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges set in the Contract.

We currently are not maintaining a provision for taxes attributable to the operations of the Variable Account (as opposed to the federal tax related to the receipt of Payments under the Contracts). In the future, however, we may make such a charge if federal tax laws change so that there is a tax imposed on the Variable Account. Charges for other taxes, if any, attributable to the Variable Account or to this class of Contracts may also be made.

MONTHLY DEDUCTION

Each month on the Monthly Date we will take a Monthly Deduction from your Account Value. The Monthly Deduction will consist of (1) a cost of insurance charge, (2) a Contract fee (when due), and (3) the Fixed Account Expense Charge, as applicable. We deduct the Fixed Account Expense Charge from your Fixed Account balance. We deduct the remainder of the Monthly Deduction proportionately from your interests in the Sub-Accounts and your Fixed Account balance.

COST OF INSURANCE CHARGE. The cost of insurance charge is intended to pay for the cost of providing life insurance coverage for the Insured(s). We guarantee that this charge will not exceed the maximum cost of insurance charge determined on the basis of the rates shown in the mortality table guaranteed in the Contract.

The current monthly cost of insurance charge is the lesser of:

(a) the applicable current asset-based cost of insurance rate times the Account Value on the Monthly Date; or

(b) the applicable guaranteed cost of insurance rate multiplied by the net amount at risk on the Monthly Date.

Our current asset-based cost of insurance rate for the Single Life, Standard Rating Class (NT) is 0.45% of Account Value annually. Our current asset-based cost of insurance rate for Survivorship Contracts, when both Insureds are in the Standard Rating Class (NT), is 0.15% of Account Value annually. Rates for other classes may differ based on the type of Contract and the rating class and history of tobacco use of the Insured(s). The cost of insurance charge differs under Survivorship Contracts because we base it on the anticipated mortality of two Insureds and we do not pay the Death Benefit until both Insureds have died.

Your guaranteed cost of insurance rates are set forth in the mortality tables in your Contract. The net amount at risk is (a) - (b), where:

(a) is the Death Benefit on the first day of the Contract Month divided by 1.0028709; and

(b) the Account Value on that day before the deduction of the Monthly Deduction for the cost of insurance.

The net amount at risk approximates the portion of the Death Benefit that we would pay from our general assets if the Insured were to die before the next Monthly Date. Because your Account Value and the net amount for which we are at risk under your Contract may vary monthly, your cost of insurance charge is likely to differ each month. In general, under these formulas, when your current monthly cost of insurance charge is determined using the asset-based rate, an increase in your Account Value increases your current monthly cost of insurance charge, up to the guaranteed maximum cost of insurance charge determined as described above. Since that maximum charge is based on the net amount at risk, which generally declines as your Account Value increases, increases in your

Account Value generally reduce the guaranteed maximum cost of insurance charge. Thus, if the asset-based charge would be higher than the guaranteed maximum charge, further increases in your Account Value generally will reduce your current cost of insurance charge.

The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, based on our expectations as to our future mortality experience and other factors. We guarantee, however, that we will never charge you a cost of insurance charge higher than the amount determined using the guaranteed cost of insurance rates shown in the Contract. We base our cost of insurance rates on the sex, issue Age, Contract Year, rating class, and history of tobacco use of the Insured, or of both Insureds for a Survivorship Contract. However, we issue unisex Contracts in Montana. Our cost of insurance rates are based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Mortality Table based on the Insured's sex, Age last birthday, and history of tobacco use. Our cost of insurance rates for unisex Contracts will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.

CONTRACT FEE. We charge a Contract fee of $30.00 per year. We deduct the Contract fee on each Contract Anniversary. If you surrender your Contract during a Contract Year, we will deduct the full Contract fee from your surrender proceeds. The Contract fee is intended to compensate us for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. We currently waive the Contract fee on a Contract if the Account Value is at least $50,000.

FIXED ACCOUNT EXPENSE CHARGE. On each Monthly Date we charge a Fixed Account Expense Charge of 0.04% of the Account Value in the Fixed Account, which is equivalent to an annual rate of 0.48% of the average monthly Account Value in the Fixed Account, as described in the Tables of Fees and Expenses beginning on page 7.

PORTFOLIO EXPENSES

You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Account Value. The Variable Account purchases shares of the Portfolios at net asset value. Each Portfolio's net asset value reflects investment advisory fees and administrative expenses already deducted from the Portfolio's assets. For more information concerning the investment advisory fees and other charges assessed against the Portfolios, please refer to "Tables of Fees and Expenses-Annual Portfolio Operating Expenses" beginning on page xx. Additional details are provided in the prospectuses and the statements of additional information for the Portfolios, which are available upon request.

We may receive compensation from the investment advisers or administrators of the Portfolios. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of Variable Account assets invested in the relevant Portfolio and generally may range up to 0.25% annually of net assets. We may receive Rule (12b-1) fees directly from the Franklin Templeton Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolio's shares held by applicable Franklin Templeton Sub-Accounts.

TRANSACTION FEES

WITHDRAWAL CHARGE. If you surrender your Contract or take a partial withdrawal during the first seven Contract Years, a withdrawal charge will apply. The withdrawal charge will be calculated at the rate shown below. For additional information concerning the rates applicable to you, please ask your representative. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for this product.

If you surrender your Contract, the withdrawal charge will equal a percentage of your initial Payment net of all previous withdrawal amounts on which you paid a withdrawal charge. If you make a partial withdrawal from your Contract, the withdrawal charge will equal a percentage of the amount withdrawn until your total partial withdrawals on which you paid a withdrawal charge equals your initial Payment. Partial withdrawals above that amount are not subject to the withdrawal charge.

The rate used to determine the withdrawal charge depends on the year the withdrawal is made. The withdrawal charge declines to zero percent after the seventh Contract Year. The withdrawal charge is assessed at the following rates:

WITHDRAWAL CHARGE ON CONTRACTS ISSUED IN ALL JURISDICTIONS EXCEPT MARYLAND

CONTRACT            WITHDRAWAL            CONTRACT            WITHDRAWAL
  YEAR                CHARGE                YEAR                CHARGE
------------------------------------------------------------------------
    1                  9.75%                  5                  7.25%
    2                  9.50%                  6                  5.00%
    3                  9.25%                  7                  4.75%
    4                  7.50%                  8+                    0%

WITHDRAWAL CHARGE ON CONTRACTS ISSUED IN MARYLAND

SINGLE LIFE CONTRACTS

                                      WITHDRAWAL CHARGE
 CONTRACTS          ISSUE AGES           ISSUE AGES           ISSUE AGES
   YEAR                0-65                 66-80                81-85
------------------------------------------------------------------------
    1                  9.75%                 7.75%               7.25%
    2                  9.50%                 7.50%               7,00%
    3                  9.25%                 7.00%               6.75%
    4                  7.50%                 6.75%               6.25%
    5                  7.25%                 6.50%               6.00%
    6                  5.00%                 5.00%               5.00%
    7                  4.75%                 4.75%               4.75%
    8+                 0.00%                 0.00%               0.00%

SURVIVORSHIP CONTRACTS (1)

                                        WITHDRAWAL CHARGE
CONTRACT            ISSUE AGES             ISSUE AGES          ISSUE AGES
  YEAR                 0-65                   66-80              81-85
------------------------------------------------------------------------
    1                  9.75%                  8.50%              8.00%
    2                  9.50%                  7.50%              7.00%
    3                  9.25%                  6.75%              6.25%
    4                  7.50%                  6.25%              5.75%
    5                  7.25%                  5.75%              5.25%
    6                  5.00%                  5.00%              5.00%
    7                  4.75%                  4.75%              4.75%
    8+                 0.00%                  0.00%              0.00%

(1)  Issue Ages refer to the Age of the younger Insured.

Except in South Carolina, we will waive the withdrawal charge on that portion of your withdrawals equal to the greater of:
(a) ten percent of the Account Value less any prior partial withdrawals not subject to charges plus preferred loans taken since the most recent Contract Anniversary; or
(b) earnings not previously withdrawn. For this purpose, "earnings" will equal the Account Value, minus the total Payments on your Contract, minus all outstanding preferred loans, minus any interest that has accrued on Indebtedness since the previous Contract Anniversary, plus all prior partial withdrawals other than withdrawals of earnings.

Additional Payments do not increase the amount of withdrawal charge you may be required to pay. Only your initial Payment is used in our formula for calculating withdrawal charges.

The withdrawal charge is imposed to cover our actual premium and other state taxes and distribution expenses, which include representatives sales commissions and other sales and distribution expenses. We expect to recover total premium and other state taxes and distribution expenses of the Contracts over the life of the Contracts. However, to the extent premium and other state taxes and distribution costs are not recovered by the withdrawal charge, we may make up any shortfall from the assets of our general account, which includes funds derived from the daily deductions charged to the Sub-Accounts and other fees and charges under the Contracts.

     - MEDICAL WAIVER OF WITHDRAWAL CHARGE. After the first Contract Year, we will waive the withdrawal charge on all withdrawals under your Contract if on at least 45 days of any continuous 60 day period beginning after the first Contract Year, the Insured or his or her spouse has a qualifying medical stay, as defined in the Contract. To obtain this waiver, you must apply in writing within 180 days of your initial eligibility and meet the requirements for the waiver outlined in the Contract. Please refer to your Contract or call us for additional information about this provision. This provision may not be available in some states and terms may differ in some states.

PARTIAL WITHDRAWAL FEE. In addition to a withdrawal charge, we charge a withdrawal fee on any partial withdrawal after the first in any Contract Year. The partial withdrawal fee will equal the lesser of $25 or two percent of the amount of the partial withdrawal. The partial withdrawal fee does not apply to full surrenders. The partial withdrawal fee is intended to compensate us for our administrative costs in effecting a partial withdrawal.

TRANSFER FEE. The Contract permits us to charge a maximum transfer fee of $25 per transfer on each transfer after the first 12 transfers in any Contract Year, including transfers under our Dollar Cost Averaging and Asset Rebalancing Programs. We currently are waiving the transfer fee on all transfers. We may impose a limit on the number of free transfers, or change that number, at any time. If we limit the number of free transfers, we will notify you of any reduction in the number of free transfers in advance of the effective date of the change.

We will deduct the transfer fee from the Account Value remaining in the Sub-Account or the Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will subtract it from the transferred amount.

To discourage frequent transfers of Account Value, we also may impose limits on the number of transfers in certain circumstances. For more information, please see "Transfer Provisions--Limitations on Transfers" on page xx.

                   CONTRACT SURRENDER AND PARTIAL WITHDRAWALS

SURRENDER. While your Contract is in force, you may fully surrender your Contract. We will pay you the Surrender Value determined as of the day we receive your written request at our Service Center. We may require that you give us your Contract document before we pay you the Surrender Value. Before we pay a full surrender, you must provide us with tax withholding information.

The Surrender Value equals the Account Value, minus any applicable withdrawal charges as stated in your Contract, minus the Contract fee, minus any Indebtedness. The Surrender Value will be calculated as of the end of the Valuation Period during which your surrender request was received. We generally will pay you the Surrender Value of the Contract within seven days of our receiving your complete request or the effective date of the surrender, whichever is later. The determination of the applicable withdrawal charge is described in "Transaction Fees - Withdrawal Charge" beginning on page xx.

You may receive the Surrender Value in a lump sum or under any of the proceeds options described in "Death Benefit - Proceeds Options" on page xx.

Surrendering the Contract generally will be subject to income tax and a ten percent penalty tax. The tax consequences of surrendering the Contract are discussed in "Federal Income Tax Considerations" beginning on page xx.

PARTIAL WITHDRAWALS. Beginning in the second Contract Year, you may receive a portion of the Surrender Value by making a partial withdrawal from your Contract. You must request the partial withdrawal in writing. Your request will be effective on the date we receive it at our Service Center. Before we pay any partial withdrawal, you must provide us with tax withholding information. We generally will pay you the partial withdrawal amount within seven days of our receiving your complete request.

When you request a partial withdrawal, we will pay you the amount requested and subtract the amount requested plus any applicable withdrawal charge and withdrawal fee from your Account Value. We may waive the withdrawal charge on some or all of your withdrawals. The determination of the withdrawal charge is described in "Transaction Fees - Withdrawal Charge" beginning on page xx.

During the first Contract Year, you may not make any partial withdrawals. After the first Contract Year, you may take partial withdrawals as often as you choose. You may not, however, withdraw less than $250 at one time. In addition, we may refuse to permit any partial withdrawal that would leave less than $500 in a Sub-Account from which the withdrawal was taken unless the entire Sub-Account balance is withdrawn. If a partial withdrawal plus any applicable withdrawal charge would reduce the Account Value to less than $10,000, we may treat your request as a request to withdraw the total Account Value and terminate your Contract. We may waive or change this limit.

     - ALLOCATING PARTIAL WITHDRAWALS AMONG SUB-ACCOUNTS AND THE FIXED ACCOUNT. You may specify how much of your partial withdrawal you wish to be taken from each Sub-Account. The amount requested from a specific Sub-Account may not exceed the value of that option less any applicable withdrawal charge and fee. If you do not specify the option from which you wish to take your partial withdrawal, we will take it proportionately from the Sub-Accounts and the Fixed Account.

     - EFFECT OF PARTIAL WITHDRAWAL ON DEATH BENEFIT. A partial withdrawal will reduce the Initial Death Benefit under your Contract as well as the Account Value. We will reduce the Initial Death Benefit proportionately to the reduction in the Account Value caused by the partial withdrawal. Thereafter, we will calculate contract charges and any Death Benefit payable under your Contract using the revised Initial Death Benefit. We will notify you of the new Initial Death Benefit in our next quarterly or annual report to you.

     - TAX CONSEQUENCES OF PARTIAL WITHDRAWALS. Withdrawals generally will be subject to income tax and a ten percent penalty tax. The tax consequences of partial withdrawals are discussed in "Federal Income Tax Considerations" beginning on page xx.

SYSTEMATIC WITHDRAWALS OR LOANS. You may enroll in our systematic withdrawal program by sending a completed enrollment form to our Service Center. We will pay systematic withdrawals or loans to you or a payee that you choose. Each systematic withdrawal Payment must be at least $250. We will take systematic withdrawal Payments proportionately from the Sub-Accounts and the Fixed Account, unless you instruct us otherwise. You may not withdraw or borrow more than a proportionate share from the Fixed Account under this program. We will treat systematic withdrawals in the same way as other partial withdrawals in applying the withdrawal charge and the withdrawal fee. In our discretion we may stop paying systematic withdrawals if your Account Value falls below our current minimum. Systematic loans are subject to the same limitations and requirements as other Contract loans, as described below in "Loans." We do not impose a separate charge for the program. We reserve the right to modify or suspend the systematic withdrawal or loan program. In our discretion, any change may apply to existing systematic plans. Please call or write to us at our Service Center for more information about our systematic withdrawal or loan program.

If you take Payments under our systematic withdrawal program prior to Age
59 1/2, you may be subject to a ten percent penalty tax, in addition to any other tax liability you may have. Accordingly, you should consult your tax adviser before entering into a systematic withdrawal plan. For more information, see "Contracts Which Are MECs - Penalty Tax" on page xx.

                                      LOANS

AVAILABILITY OF LOANS. While the Contract is in force, you may borrow money from us using the Contract as the only security for your loan. Loans have priority over the claims of any assignee or any other person. You may borrow up to 90% of the Surrender Value of your Contract as of the end of the Valuation Period in which we receive your loan request. Any outstanding Indebtedness will count against that limit. A loan against your Contract's Surrender Value may be taken at any time.

If you purchase a Contract in exchange for another life insurance contract under which a loan is outstanding, in our discretion we may permit you to continue that loan under your Contract. We will advise you of the applicable interest rate.

LIMITATIONS. The minimum loan amount is $250. In addition, if you have named an irrevocable Beneficiary, you must also obtain written consent from that individual or entity before we make a Contract loan to you.

INTEREST. The interest rate on all Contract loans is the loan interest rate shown in your Contract. Interest on Contract loans accrues daily and is due on each Contract Anniversary. If you do not pay the interest when due, the unpaid interest will become part of the Contract loan and will accrue interest at the same rate.

When we make a Contract loan to you, we will transfer to the Loan Account a portion of the Account Value equal to the loan amount. We will take the transfers proportionately from the Fixed Account and Sub-Accounts, unless you instruct us otherwise in writing. You may not transfer more than a pro-rata share from the Fixed Account.

We will credit interest to the portion of the Loan Account attributable to preferred loans at the loan interest rate shown in your Contract. We will treat as a preferred loan the portion of your loan equal in amount to (a) your Account Value, minus (b) your total Payments, minus (c) your current preferred loan balance, minus (d) any interest that has accrued on your Indebtedness since the previous Contract Anniversary, plus (e) all prior partial withdrawals in excess of earnings. We will credit interest to the remainder of the Loan Account at the minimum guaranteed interest rate shown in your Contract. On each Contract Anniversary, we will also transfer to the Loan Account an amount of Account Value equal to the amount by which the Indebtedness exceeds the value of the Loan Account.

EFFECT OF LOANS. A Contract loan, whether or not repaid, will have a permanent effect on your Account Value because the investment results of each Sub-Account and the interest paid on the Fixed Account will apply only to the amounts remaining in those accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would if you had not taken a Contract loan. If the Sub-Accounts and/or Fixed Account earn less than that rate, then your Account Value will be greater than it would have been if you had not taken a Contract loan. Also, if you do not repay a Contract loan, your Indebtedness will be subtracted from the Death Benefit and Surrender Value otherwise payable.

If you have an outstanding Contract loan, the Guaranteed Death Benefit does not apply, and decreases in your Account Value, including decreases due to negative investment results in the Sub-Accounts you have chosen, could cause your Contract to enter the Grace Period and lapse. If you have an outstanding Contract loan and do not pay loan interest when due, unpaid interest will be added to your Contract loan and will bear interest at the same rate. If your investment gains are insufficient, your outstanding Contract loan could exceed your Surrender Value, resulting in your Contract entering the Grace Period.

TAX CONSEQUENCES OF CONTRACT LOANS. You may realize taxable income when you take a Contract loan. In most instances, a Contract is treated as a MEC for federal tax purposes. As a result, Contract loans are treated as withdrawals for tax purposes, and the amount of the loan equal to any increase in your Account Value may be treated as taxable income to you. In addition, you may also incur an additional ten percent penalty tax. You should also be aware that interest on Contract loans is generally not deductible. Although a Contract loan is treated as a withdrawal for tax purposes, however, it is treated differently for Contract purposes. For example, under the Contract, a Contract loan, unlike a partial withdrawal, does not reduce the Initial Death Benefit. Accordingly, before you take a Contract loan, you should consult your tax adviser and carefully consider the potential impact of a Contract loan on your rights and benefits under the Contract.

LOAN PROCEDURES. The loan amount available will be calculated as of the end of the Valuation Period during which your loan request is received. We generally will pay you the loan amount within seven days of our receiving your complete request.

In addition, you may repay all or any part of any Contract loan without penalty at any time while the Contract is still in effect and the Insured is living. If you have a Contract loan outstanding, we will treat any additional Payments we receive from you as a loan repayment, unless you instruct us otherwise in writing. The Payment will be processed as of the end of the Valuation Period during which it is received. We will deduct an amount equal to your loan repayment from the Loan Account and allocate your Payment among the Sub-Accounts and the Fixed Account on the same basis as additional Payments are allocated, unless you instruct us otherwise.

                             LAPSE AND REINSTATEMENT

LAPSE. The Contract will terminate and life insurance coverage will end when one of the following events first occurs:

(a)  you surrender your Contract;

(b)  the Contract reaches the Maturity Date;

(c)  the Grace Period ends; or

(d)  the Insured dies.

GRACE PERIOD. Your Contract will enter the Grace Period if on a Monthly Date the Surrender Value is insufficient to pay the Monthly Deduction and either you have any unpaid Indebtedness, or the Guaranteed Death Benefit period has ended. You will be given a 61-day Grace Period in which to pay an additional amount sufficient to keep the Contract in force after the end of the Grace Period.

At least 61 days before the end of the Grace Period, we will send you and any assignee a notice telling you that you must pay at least the amount shown in the notice by the end of the Grace Period to prevent your Contract from terminating. The amount shown in the notice will be determined as provided in the Contract. You may pay a larger amount if you wish. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Contract will lapse and coverage ends.

The Contract will continue in effect through the Grace Period. If the Insured dies during the Grace Period, we will pay a Death Benefit in accordance with your instructions. However, we will reduce the proceeds by an amount equal to the Monthly Deductions due and unpaid. Please see "Death Benefit" beginning on page xx.

REINSTATEMENT. If your Contract lapses during the life of the Insured, you may apply for reinstatement of the Contract by paying us the reinstatement Payment. You must apply for reinstatement within five years from the end of the Grace Period and before the Maturity Date while the Insured is living. A notice will be sent when the Contract lapses indicating the amount needed to reinstate the Contract. The reinstatement Payment is an amount sufficient (1) to pay all unpaid Monthly Deductions for the Grace Period and (2) to keep your Contract in force for three months. If you choose, you may pay a larger amount. If Indebtedness was outstanding at the time of the lapse, you must either repay or reinstate the loan before we will reinstate your Contract. In addition, you must provide evidence of insurability satisfactory to us. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the Payment paid at the time of reinstatement. All Contract charges will continue to be based on your original Contract Date. A Survivorship Contract may be reinstated only if both Insureds are still alive, or if one Insured is alive and the lapse occurred after the death of the first Insured.

                           GENERAL CONTRACT PROVISIONS

OWNERSHIP RIGHTS. During the Insured's lifetime, the rights and privileges stated in the Contract may be exercised only by the Owner.

The Owner ("you") is named in the application on the Contract Date, and may be changed from time to time. Unless otherwise provided, the ownership rights of an individual who dies before the Insured will belong to the surviving joint owner, or if no joint owner, to the executors or administrators of that individual's estate. The ownership rights of a corporation, partnership or fiduciary will belong to its successors or assigns.

Only an officer of the Company can waive or change any provision of your Contract, and only by means of a written instrument.

BENEFICIARY. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Contract. You may change the Beneficiary or Contingent Beneficiary at any time while the Insured is alive, except irrevocable Beneficiaries and irrevocable Contingent Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We will provide a form to be signed and filed with us. A request for a change in Beneficiary or Contingent Beneficiary will take effect as of the date you signed the form after we acknowledge receipt in writing. Until we acknowledge receipt of change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a Payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that

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we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the Payment or took the action in question.

If you name more than one Beneficiary, we will divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we will divide the Death Benefit among the surviving Beneficiaries. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any revocable Beneficiary is subject to the interest of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary will be you or your estate.

ASSIGNMENT. While the Insured is alive, you may assign the Contract as collateral security. You must notify us in writing if you assign the Contract. Until we receive notice from you, we are not liable for any action we may take or Payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment. An assignment may result in income tax and a ten percent penalty tax. You should consult your tax adviser before assigning your Contract.

PERIODIC REPORTS. While your Contract is in force, we will send you a statement at least once each year showing information concerning your Contract transactions and the current status of your Contract. In addition, we will send you such reports or prospectuses concerning the Variable Account or the Portfolios of the underlying Sub-Accounts as may be required by the 1933 Act, as amended, and the 1940 Act, as amended. This information includes annual reports, semi-annual reports and supplements to current prospectuses. You will receive this information in printed form through the mail, unless you consent to available electronic forms of publication, which you can do at any time.

To the extent permitted by rules and regulations, we may provide one copy of each prospectus or report to persons who own more than one Contract.

                            DISTRIBUTION OF CONTRACTS

LIBERTY LIFE DISTRIBUTORS LLC. Liberty Life Distributors LLC ("LLD"), a wholly owned subsidiary of Liberty Life, serves as distributor of the Contracts. LLD is located at 100 Liberty Way, Dover, New Hampshire 03820. It is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc.

The Contracts are offered on a continuous basis and sold by registered representatives of broker-dealers or bank employees who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency. LLD enters into selling agreements with affiliated and unaffiliated broker-dealers and banks whose personnel participate in the offer and sale of the Contracts. In some states, Contracts may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

The maximum sales compensation payable by the Company is not more than seven percent of the initial Payment. In addition, we may pay or permit other promotional incentives in cash, or credit or other compensation. We also may pay override payments, expense reimbursement allowances, bonuses, broker-dealer fees, training allowances, and service fees.

Additional information about distribution of the Contracts is provided in the Statement of Additional Information (the "SAI") in the section titled "Underwriters." Please see the back cover of this prospectus for details about the SAI.

                        FEDERAL INCOME TAX CONSIDERATIONS

NOTE: THE FOLLOWING DISCUSSION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO LIFE INSURANCE CONTRACTS IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN THOSE LAWS WILL BE MADE. ALSO, WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. YOU BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "LIFE INSURANCE CONTRACTS" UNDER FEDERAL INCOME TAX LAWS.

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

IN ADDITION, THIS DISCUSSION DOES NOT INCLUDE A DETAILED DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE PURCHASE OF THESE CONTRACTS OR ANY DISCUSSION OF SPECIAL TAX RULES THAT MAY APPLY TO CERTAIN PURCHASE SITUATIONS. WE ALSO HAVE NOT TRIED TO CONSIDER ANY OTHER POSSIBLY APPLICABLE TAX LAWS, FOR EXAMPLE, THE STATE TAX CONSEQUENCES OF THE CONTRACTS. YOU SHOULD SEEK TAX ADVICE CONCERNING THE EFFECT ON YOUR PERSONAL TAX LIABILITY OF THE TRANSACTIONS PERMITTED UNDER THE CONTRACT, AS WELL AS ANY OTHER QUESTIONS YOU MAY HAVE CONCERNING THE TAX STATUS OF THE CONTRACT OR THE POSSIBILITY OF CHANGES IN THE TAX LAW.

TAXATION OF LIBERTY LIFE AND THE VARIABLE ACCOUNT. Liberty Life is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The operations of the Variable Account are taxed as part of the operations of Liberty Life. Investment income and realized capital gains are not taxed to the extent that they are applied under the Contracts.

Accordingly, we do not anticipate that Liberty Life will incur any federal income tax liability attributable to the operation of the Variable Account (as opposed to the federal tax related to the receipt of Payments under the Contracts). Therefore, we are not making any charge or provision for federal income taxes. However, if the tax treatment of the Variable Account is changed, we may charge the Variable Account for its share of the resulting federal income tax.

In several states, we may incur state and local taxes on the operations of the Variable Account. We currently are not making any charge or provision for them against the Variable Account. We do, however, use part of the withdrawal charge to offset these taxes. If these taxes should be increased, we may make a charge or provision for them against the Sub-Accounts. If we do so, the results of the Sub-Accounts will be reduced.

TAX STATUS OF THE CONTRACT. The Contract is structured to satisfy the definition of a life insurance contract under the Tax Code. As a result, the Death Benefit ordinarily will be fully excluded from the gross income of the Beneficiary. The Death Benefit will be included in your gross estate for federal estate tax purposes if the proceeds are payable to your estate. The Death Benefit will also be included in your estate, if the Beneficiary is not your estate but you retained incidents of ownership in the Contract. Examples of incidents of ownership include the right to change Beneficiaries, to assign the Contract or revoke an assignment, and to pledge the Contract or obtain a Contract loan. If you own and are the Insured under a Contract and if you transfer all incidents of ownership in the Contract more than three years before your death, the Death Benefit will not be included in your gross estate. State and local estate and inheritance tax consequences may also apply.

In addition, certain transfers of the Contract or Death Benefit, either during life or at death, to individuals (or trusts for the benefit of individuals) two or more generations below that of the transferor may be subject to the federal generation-skipping transfer tax.

In the absence of final regulations or other pertinent interpretations of the Tax Code, some uncertainty exists as to whether a substandard risk Contract will meet the statutory definition of a life insurance contract. If a Contract were deemed not to be a life insurance contract for tax purposes, it would not provide most of the tax advantages usually provided by a life insurance contract. We reserve the right to amend the Contracts to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service ("IRS").

In addition, you may use the Contract in various arrangements, including non-qualified deferred compensation or salary continuance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax treatment of the proposed arrangement.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Tax Code requires that the underlying assets of a variable life insurance contracts be adequately diversified. Regulations issued by the United States Treasury Department (the "Treasury Department") provide that a variable life insurance contract will not be treated as a life insurance contract for federal income tax purposes for any period and any subsequent period for which the investments are not adequately diversified. If the Contract were disqualified for this reason, you would lose the tax deferral advantages of the Contract and would be subject to current federal income taxes on all earnings allocable to the Contract.

The Treasury Department regulations provide that variable life insurance contracts such as the Contract meet the diversification requirements if, as of the close of each calendar quarter, or within 30 days after such last day the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. For purposes of determining whether or not the diversification standards of Section 817(h) of the Tax Code have been met, each United States government agency or instrumentality is treated as a separate issuer.

The Treasury Department regulations further provide an alternative to the provision described above. Under this alternative, an investment account will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the account is represented by any one investment; (2) no more than 70% of the value of the total assets of the account is represented by any two investments; (3) no more than 80% of the value of the total assets of the account is represented by any three investments; and (4) no more than 90% of the value of the total assets of the account is represented by any four investments.

These diversification standards are applied to each Sub-Account of the Variable Account by looking to the investments of the Portfolio underlying the Sub-Account. One of our criteria in selecting the Portfolios is that their investment managers intend to manage them in compliance with these diversification requirements.

OWNER CONTROL. In certain circumstances, variable life insurance contract owners will be considered the owners, for tax purposes, of separate account assets underlying their contracts. In those circumstances, the contract owners will be subject to current taxation on the income and gains from the separate account assets.

When the diversification regulations were issued, the Treasury Department announced that in the future, it would provide guidance on the extent to which variable life insurance contract owners could direct their investments among sub-accounts without being treated as owners of the underlying assets of the separate account. In Revenue Ruling 2003-91, the IRS described the circumstances under which contract owners will not possess sufficient control over the assets underlying their contracts to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Ruling 2003-91, there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available investment options, all investment decisions concerning the investment options were made by the insurance company or an adviser in its sole and absolute discretion.

We do not believe that your rights under the Contract will result in you being treated as the Owner of the assets of any Sub-Account of the Variable Account under Rev. Ruling 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the Owner for tax purposes of the underlying assets.

THE REMAINDER OF THIS DISCUSSION ASSUMES THAT THE CONTRACT WILL BE TREATED AS A LIFE INSURANCE CONTRACT FOR FEDERAL TAX PURPOSES.

INCOME TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the Death Benefit payable under the Contract is excludable from gross income under the Tax Code. Certain transfers of the Contract, however, may result in a portion of the Death Benefit being taxable.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the proceeds options, Payments generally will be prorated between amounts attributable to the Death Benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (occurring after the Insured's death), which will be includable in the Beneficiary's income.

ACCELERATED DEATH BENEFIT. In general, the tax treatment of an Accelerated Death Benefit is the same as the treatment of Death Benefits, as described above. However, where an Accelerated Death Benefit is based on the Insured's being "chronically ill" the Tax Code limits the amount of the Accelerated Death Benefit that will qualify for exclusion from federal income taxation. In some circumstances, an Accelerated Death Benefit under the Contract may exceed these limits, and the excess amount therefore may be taxable. Accordingly, if you are considering requesting an Accelerated Death Benefit, you should first consult a qualified tax adviser.

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TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Tax
Code, except as described below, any increase in your Account Value is generally not taxable to you unless you receive or are deemed to receive amounts from the Contract before the Insured dies. If you surrender your Contract, the Cash Value (less any Contract fee paid upon surrender) will be includable in your income to the extent the amount received exceeds the "investment in the contract." The "investment in the contract" generally is the total Payments and other consideration paid for the Contract, less the aggregate amount received under the Contract previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the Contract constitute income depends, in part, upon whether the Contract is considered a MEC for federal income tax purposes.

CONTRACTS WHICH ARE MECS

CHARACTERIZATION OF A CONTRACT AS A MEC. In general, this Contract will constitute a MEC unless (1) it was received in exchange for another life insurance contract which was not a MEC, (2) no Payments or other consideration (other than the exchanged contract) are paid into the Contract during the first seven Contract Years, and (3) there is no withdrawal or reduction in the Death Benefit during the first seven Contract Years. In addition, even if the Contract initially is not a MEC, it may, in certain circumstances, become a MEC if there is a later increase in benefits or any other "material change" of the Contract within the meaning of the tax law.

TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If your Contract is a MEC, withdrawals from your Contract will be treated first as withdrawals of income and then as a recovery of Payments. Thus, you may realize taxable income upon a withdrawal if the Account Value exceeds the investment in the Contract. You may also realize taxable income when you take a Contract loan, because any loan (including unpaid loan interest) under the Contract will be treated as a withdrawal for tax purposes. In addition, if you assign or pledge any portion of the value of your Contract (or agree to assign or pledge any portion), the assigned or pledged portion of your Account Value will be treated as a withdrawal for tax purposes. Before assigning, pledging, or requesting a loan under a Contract which is a MEC, you should consult a qualified tax adviser.

PENALTY TAX. Generally, withdrawals (or the amount of any deemed withdrawals) from a MEC are subject to a penalty tax equal to ten percent of the portion of the withdrawal that is includable in income, unless the withdrawals are made:
(1) after you reach Age 59 1/2; (2) because you have become disabled (as defined in the Tax Code); or (3) as substantially equal periodic Payments over your life or life expectancy (or the joint lives or life expectancies of you and your beneficiary, as defined in the Tax Code).

Payments under our systematic withdrawal program possibly may not qualify for the exception from penalty tax for "substantially equal periodic payments" which is described above. Accordingly, this Contract may be inappropriate for Contract Owners who expect to take substantially equal periodic payments prior to Age
59 1/2. You should consult a qualified tax adviser before entering into a systematic withdrawal plan.

AGGREGATION OF CONTRACTS. All life insurance contracts which are MECs and which are purchased by the same person from us or any of our affiliates within the same calendar year will be aggregated and treated as one Contract for purposes of determining the amount of a withdrawal (including a deemed withdrawal) that is includable in taxable income.

CONTRACTS WHICH ARE NOT MECS

TAX TREATMENT OF WITHDRAWALS GENERALLY. If your Contract is not a MEC, the amount of any withdrawal from the Contract will be treated first as a non-taxable recovery of Payments and then as income from the Contract. Thus, only the portion of a withdrawal that exceeds the investment in the Contract immediately before the withdrawal will be includable in taxable income.

CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 CONTRACT YEARS. As indicated above, the Tax Code limits the amount of Payments that may be made and the Account Values that can accumulate relative to the Death Benefit. Where cash distributions are required under the Tax Code in connection with a reduction in benefits during the first 15 years after the Contract is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the Tax Code, during this period), some or all of such amounts may be includable in taxable income.

TAX TREATMENT OF LOANS. If your Contract is not a MEC, a loan received under the Contract generally will be treated as Indebtedness for tax purposes, rather than a withdrawal of Account Value. As a result, you will not realize taxable income on any part of the loan as long as the Contract remains in force. If you surrender your Contract, however, any outstanding loan balance will be treated as an amount received by you as part of the Surrender Value. Accordingly, you may be subject to taxation on the loan amount at that time. Moreover, if any portion of your Contract loan is a preferred loan, a portion of your Contract loan may be includable in your taxable income. Generally, you may not deduct interest paid on loans under the Contract, even if you use the loan proceeds in your trade or business.

SURVIVORSHIP CONTRACT. Although we believe that the Contract, when issued as a Survivorship Contract, meets the definition of a life insurance contract under the Tax Code, the Tax Code does not directly address how it applies to Survivorship Contracts. In the absence of final regulations or other guidance under the Tax Code regarding this form of Contract, there is necessarily some uncertainty whether a Survivorship Contract will meet the Tax Code's definition of a life insurance contract. If you are considering purchasing a Survivorship Contract, you should consult a qualified tax adviser.

If the Contract Owner is the last surviving Insured, the Death Benefit proceeds will generally be includable in the Contract Owner's estate on his or her death for purposes of the federal estate tax. If the Contract Owner dies and was not the last surviving Insured, the fair market value of the Contract may be included in the Contract Owner's estate. In general, the Death Benefit proceeds are not included in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

TREATMENT OF MATURITY BENEFITS AND EXTENSION OF MATURITY DATE. At the Maturity Date, we pay the Surrender Value to you. Generally, the excess of the Cash Value (less any applicable Contract fee) over your investment in the Contract will be includable in your taxable income at that time. If you extend the Maturity Date past the year in which the Insured reaches Age 100 pursuant to an extended maturity agreement (which must be done before the original Maturity Date), we believe the Contract will continue to qualify as life insurance under the Tax Code. However, there is some uncertainty regarding this treatment. It is possible, therefore, that you would be viewed as constructively receiving the Surrender Value in the year in which the Insured attains Age 100 and would realize taxable income at that time, even if the Contract proceeds were not distributed at that time.

ACTIONS TO ENSURE COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of your Payments we intend to permit for the Contracts will comply with the Tax Code definition of a life insurance contract. We will monitor the amount of your Payments, and, if your total Payments during a Contract Year exceed those permitted by the Tax Code, we will refund the excess Payments within 60 days of the end of the Contract Year and will pay interest and other earnings (which will be includable in taxable income) as required by law on the amount refunded. We reserve the right to increase the Death Benefit (which may result in larger charges under a Contract) or to take any other action deemed necessary to ensure the compliance of the Contract with the federal tax definition of a life insurance contract.

FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the federal government a part of the taxable portion of withdrawals made under a Contract, unless the Owner notifies us in writing at or before the time of the withdrawal that he or she chooses not to have withholding. As Contract Owner, you will be responsible for the Payment of any taxes and early distribution penalties that may be due on the amounts received under the Contract, whether or not you choose withholding. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax Payments are insufficient to satisfy your total tax liability.

TAX ADVICE. This summary is not a complete discussion of the tax treatment of the Contract. You should seek tax advice from an attorney who specializes in tax issues.

                                LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account or Liberty Life Distributors LLC, the principal distributor of the Contracts. Liberty Life is engaged in routine lawsuits which, in our management's judgment, are not of material importance to its total assets or material with respect to the Variable Account.

                                  LEGAL MATTERS

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All matters of Massachusetts law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Massachusetts law, have been passed upon by William J. O'Connell, Esq., Assistant General Counsel and Assistant Secretary of Liberty Life. The law firm of Jorden Burt LLP, 1025 Thomas Jefferson Street NW, Suite 400, East Lobby, Washington, DC 20007-5208, serves as special counsel to Liberty Life with respect to federal securities laws.

                              FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2004 and for each of the periods in the two years then ended, the financial statements of Liberty Life at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the related financial statement schedule of Liberty Life and the accompanying Independent Auditors' Reports appear in the SAI.

                                       40
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                    GLOSSARY OF TERMS USED IN THE PROSPECTUS

Please refer to this list for the meaning of the following terms:

ACCOUNT VALUE-The sum of the values of your interests in the Sub-Accounts, the Fixed Account and the Loan Account.

ACCUMULATION UNIT-An accounting unit of measurement which we use to calculate the value of a Sub-Account.

AGE-An Insured's age at his or her last birthday.

ASSET ALLOCATION MODELS-Models developed by Standard & Poor's Investment Advisory Services LLC to provide generalized guidance on how to allocate Account Value among the Sub-Accounts under the Contract.

ASSET REBALANCING-Our program under which we periodically readjust the percentage of your Account Value allocated to each Sub-Account to maintain a pre-set level.

BENEFICIARY(IES)-The person(s) named by you to receive the Death Benefit under the Contract.

CASH VALUE-The Account Value less any applicable withdrawal charges.

CONTRACT ANNIVERSARY-The same day and month as the Contract Date for each subsequent year the Contract remains in force.

CONTRACT DATE-The effective date of insurance coverage under your Contract. It is used to determine Contract Anniversaries, Contract Years and the Monthly Date.

CONTRACT OWNER -The person(s) having the privileges of ownership defined in the Contract. The Contract Owner(s) may or may not be the same person(s) as the Insured(s). If your Contract is issued pursuant to a tax-qualified retirement plan, your ownership privileges may be modified by the plan.

CONTRACT YEAR-Each twelve-month period beginning on the Contract Date and each Contract Anniversary.

DEATH BENEFIT-The amount payable to the Beneficiary under the Contract upon the death of the Insured, before Payment of any unpaid Indebtedness.

DELIVERY DATE- If your Contract is issued in the field under simplified underwriting or you pay your initial Payment upon receipt of your Contract, the date on which your Contract is personally delivered to you; otherwise five days after we mail your Contract for delivery to you.

DOLLAR COST AVERAGING-Our program under which we periodically transfer a fixed dollar amount to the Sub-Accounts of your choice, until the source you designate is exhausted or you instruct us to stop.

FIXED ACCOUNT-The portion of the Account Value allocated to our general account.

GRACE PERIOD-A 61-day period during which the Contract will remain in force so as to permit you to pay a sufficient amount to keep the Contract from lapsing.

INDEBTEDNESS-The sum of all unpaid Contract Loans and accrued loan interest.

INSURED-A person whose life is Insured under the Contract.

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LOAN ACCOUNT-An account established for amounts transferred from the
Sub-Accounts or the Fixed Account as security for outstanding Indebtedness.

MATURITY DATE-For Single life Contracts, the Contract Anniversary on or after the Insured's 100th birthday. For Survivorship Contracts, the Contract Anniversary on or after the younger Insured's 100th birthday.

MONTHLY DATE-The same day in each month as the Contract Date. The day of the month on which the Monthly Deduction is taken from your Account Value.

MONTHLY DEDUCTION-The amount deducted from the Account Value on each Monthly Date for the cost of insurance charge, the Contract fee (when due), the Expense Charge on the Fixed Account and the cost of any optional benefit rider.

NET INVESTMENT FACTOR- The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

PAYMENT- An amount paid to us as payment for the Contract by you or on your behalf.

PORTFOLIO(S)-The underlying mutual funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

SEC-The United States Securities and Exchange Commission.

SUB-ACCOUNT-A division of the Variable Account, which invests wholly in shares of one of the Portfolios.

SUB-ACCOUNT VALUE-The value of the assets held in a Sub-Account.

SURRENDER VALUE-The Cash Value less any unpaid Indebtedness.

TAX CODE-The Internal Revenue Code of 1986, as amended.

VALUATION DATE-Each day the New York Stock Exchange ("NYSE") is open for business and we are open. We currently are open for variable business on each day the NYSE is open, except for emergencies or other times permitted by the SEC.

VALUATION PERIOD-The period of time over which we determine the change in the value of the Sub-Accounts. Each Valuation Period begins at the close of normal trading on the NYSE, currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date, or the next day we are open, if later.

VARIABLE ACCOUNT-LLAC Variable Account, which is a segregated investment account of Liberty Life.

WE, US, OUR, THE COMPANY- Liberty Life Assurance Company of Boston ("Liberty Life").

YOU, YOUR, YOURS- The Owner of the Contract.

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To learn more about the Variable Account, Liberty Life, and the Contracts, you
should read the SAI dated the same date as this prospectus. Please call our Service Center at 1-800-451-7065 extension 36327: (1) to request a copy of the SAI; (2) to receive personalized illustrations of Death Benefits, net cash Surrender Values, and Cash Values; and (3) to ask questions about the Contract or make other inquiries.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about the Variable Account and the Contract. Our reports and other information about the Variable Account and the Contract (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon Payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Investment Company Act of 1940 Registration File No.  811-09075

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                             MODIFIED SINGLE PAYMENT
                        VARIABLE LIFE INSURANCE CONTRACTS
              (VARIABLE LIFE INSURANCE CONTRACTS IN SOUTH CAROLINA)
                         (SINGLE LIFE AND SURVIVORSHIP)
                                    ISSUED BY
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT
                        175 BERKELEY STREET, P.O. BOX 140
                        BOSTON, MASSACHUSETTS 02117-0140
                                 SERVICE CENTER
                                 100 LIBERTY WAY
                           DOVER, NEW HAMPSHIRE 03820
                            1-800-451-7065 EXT. 36327


                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to the information in the prospectus, dated May 1, 2005, for Modified Single Payment Variable Life Insurance Contracts (the "Contract" or "Contracts") offered by Liberty Life Assurance Company of Boston ("Liberty Life", "the Company", "we", "us", "ours"). You should read this SAI together with the Contract's prospectus, which we may amend from time to time.

To obtain a copy of a prospectus for the Contract, please call us at 1-800-451-7065 Ext. 36327 or write to our Service Center at the address provided above.


THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE CONTRACTS AND FOR THE PORTFOLIOS IN WHICH THE LLAC VARIABLE ACCOUNT INVESTS.


THE CONTRACTS AND THE INVESTMENTS IN THE PORTFOLIOS ARE NOT INSURED BY THE FDIC OR ANY OTHER FEDERAL GOVERNMENT AGENCY, NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY ANY BANK OR ITS SUBSIDIARIES, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF VALUE.


             STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2005
                    RELATING TO PROSPECTUS DATED: MAY 1, 2005

                                TABLE OF CONTENTS

                                                                               PAGE
                                                                               ----
The Company                                                                    3
Liberty Life Assurance Company of Boston                                       3
The Variable Account                                                           3
LLAC Variable Account                                                          3
Services                                                                       3
Safekeeping of the Variable Account's Assets                                   3
Additional Information about the Operation of the Contracts                    4
Periodic Reports                                                               4
Notice and Elections                                                           4
Modifications                                                                  4
Limit on Right to Contest                                                      4
Suicide                                                                        4
Misstatement as to Age and Sex                                                 4
Survivorship Contract                                                          5
Creditors' Claims                                                              5
Dividends                                                                      5
Underwriters                                                                   5
Liberty Life Distributors LLC                                                  5
Additional Information About Charges                                           5
Special Provisions for Group or Sponsored Arrangements                         6
Underwriting Procedures                                                        6
Performance Data                                                               6
Performance Information                                                        6
Illustrations                                                                  7
Narrative Information                                                          7
Experts                                                                        21
Financial Statements                                                           21
LLAC Variable Account                                                          xx
Liberty Life Assurance Company of Boston                                       xx


Capitalized terms used in this SAI are defined where first used or in the Glossary beginning on page xx of the Contract prospectus.

                                   THE COMPANY

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON. Liberty Life Assurance Company of Boston was incorporated on September 17, 1963 as a stock life insurance company. Its executive and administrative offices are located at 175 Berkeley Street, Boston, Massachusetts 02117.

Liberty Life writes individual life insurance, group life, disability insurance and individual and group annuity contracts. Some of these contracts are eligible for dividends and some are not. The variable life insurance contracts described in the prospectus are not eligible for dividends. Liberty Life is licensed to do business in all states, in the District of Columbia, and in Canada. We intend to market the Contracts everywhere in the United States where we conduct life insurance business.

Liberty Life is 90% owned by Liberty Mutual Insurance Company ("Liberty Mutual") and 10% owned by Liberty Mutual Fire Insurance Company ("LMFIC"), both of which are stock property and casualty insurance companies incorporated under the laws of the Commonwealth of Massachusetts. Liberty Mutual and LMFIC are both wholly-owned subsidiaries of Liberty Mutual Group Inc., a stock holding company incorporated under the laws of the Commonwealth of Massachusetts. Liberty Mutual Group Inc. is a wholly-owned subsidiary of LMHC Massachusetts Holdings Inc., a stock holding company incorporated under the laws of the Commonwealth of Massachusetts. LMHC Massachusetts Holdings Inc. is a wholly-owned subsidiary of Liberty Mutual Holding Company Inc., a Massachusetts mutual holding company.

Liberty Life is obligated to pay all amounts promised to Contract Owners under the Contracts. Pursuant to a guarantee agreement effective February 3, 1998, Liberty Mutual unconditionally guarantees to us on behalf of and for the benefit of Liberty Life and owners of life insurance contracts and annuity contracts issued by Liberty Life that Liberty Mutual will, on demand, make funds available to us for the timely payment of contractual obligations under any insurance policy or annuity contract issued by us. Liberty Mutual's commitment under the guarantee agreement supports our general account obligations, including our Fixed Account obligations under the Contracts and our obligation to pay death benefits in excess of the Account Values of the Contracts. While the guarantee agreement provides us with financial backing from Liberty Mutual, it does not create a direct contractual relationship between Liberty Mutual and you. Liberty Mutual may terminate this guarantee on notice to Liberty Life.

For additional information, please refer to the Contract prospectus, "Description of Liberty Life and the Variable Account," on page xx.

                              THE VARIABLE ACCOUNT

LLAC VARIABLE ACCOUNT. LLAC Variable Account ("the Variable Account") was originally established on July 10, 1998 as a segregated asset account of Liberty Life under the laws of the Commonwealth of Massachusetts. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Liberty Life.

                                    SERVICES

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS. Liberty Life holds the assets of the Variable Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

           ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE CONTRACTS

PERIODIC REPORTS. We will maintain all records relating to the Variable Account and the Sub-Accounts. While your Contract is in force, we will send you a statement at least once each year showing information concerning your Contract transactions and the current status of your Contract. The statement will include the Account Value as of the end of the current and prior reporting period, the number, type and value of your interests in the Sub-Accounts to which you have allocated your Payments, the current Death Benefit, Surrender Value, indebtedness, partial withdrawals, Payments made, and deductions made since the last statement. We will also include any information required by applicable laws and regulations. If you ask us, we will send you an additional statement at any time. We may charge up to $25 for this additional statement. We will tell you the current charge before we send you the statement.

In addition, we will send you such reports or prospectuses concerning the Variable Account or the Portfolios of the underlying Sub-Accounts as may be required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. This information includes annual reports, semi-annual reports and supplements to current prospectuses. You will receive this information in printed form through the mail, unless you consent to available electronic forms of publication, which you can do at any time.

To the extent permitted by rules and regulations, we may provide one copy of each prospectus or report to persons who own more than one Contract.

We also will mail you confirmation notices or other appropriate notices of Contract transactions quarterly or more frequently within the time periods specified by law. Please give us prompt written notice of any address change. In addition, please review your periodic statements and notices carefully, as they contain important information relating to the status of your Contract. It is your obligation to report to us, at the address or phone number provided on your statement, any errors or discrepancies concerning the information provided on the statement or notice.

NOTICE AND ELECTIONS. To be effective, all notices and elections under the Contract must be in writing, signed by you, and received by us at our Service Center. Certain exceptions may apply. Unless otherwise provided in the Contract, all notices, requests and elections will be effective when received at our Service Center complete with all necessary information.

MODIFICATIONS. We reserve the right to modify the Contract without your express consent, in the circumstances described in this prospectus or as necessary to conform to applicable law or regulation or any ruling issued by a governmental agency. The provisions of the Contract will be construed so as to comply with the requirements of Section 7702 of the Tax Code.

LIMIT ON RIGHT TO CONTEST. In the absence of fraud, we may not contest the insurance coverage under the Contract after the Contract has been in force for two years after the Contract Date while the Insured is alive. The two-year incontestability period may vary in certain states to comply with the requirements of state insurance laws and regulations.

In issuing a Contract, we rely on your application. Your statements in that application and any supplemental applications, in the absence of fraud, are considered representations and not warranties. In the absence of fraud, we will not use any statement made in connection with the Contract application to void the Contract or to deny a claim, unless that statement is a part of the application or an amendment thereto.

SUICIDE. If the Insured commits suicide while sane or kills him- or herself while insane within two years of the Contract Date, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay you an amount equal to the Account Value less any Indebtedness, or the minimum amount required by the state in which your Contract was issued, and the Contract will end.

MISSTATEMENT AS TO AGE AND SEX. If the Age or sex of the Insured is incorrectly stated in the application, we will adjust any proceeds appropriately as specified in the Contract.

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SURVIVORSHIP CONTRACT. Under a Survivorship Contract, provisions regarding incontestability, suicide and misstatements of Age or sex apply to each Insured.

CREDITORS' CLAIMS. To the extent permitted by law, no benefits payable under this Contract will be subject to the claims of your or the Beneficiary's creditors.

DIVIDENDS. We will not pay any dividend under the Contract.

                                  UNDERWRITERS

LIBERTY LIFE DISTRIBUTORS LLC. Liberty Life Distributors LLC ("LLD"), a wholly owned subsidiary of Liberty Life, serves as distributor of the Contracts. LLD is located at 100 Liberty Way, Dover, New Hampshire 03820. It is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc.

The Contracts are offered on a continuous basis and sold by registered representatives of broker-dealers or bank employees who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency. LLD enters into selling agreements with affiliated and unaffiliated broker-dealers and banks whose personnel participate in the offer and sale of the Contracts. In some states, Contracts may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

The maximum sales compensation payable by the Company is not more than seven percent of the initial Payment. In addition, we may pay or permit other promotional incentives in cash, or credit or other compensation. We also may pay override payments, expense reimbursement allowances, bonuses, broker-dealer fees, training allowances, and service fees.

The aggregate dollar amount of underwriting commissions paid to LLD for the years ended December 31, 2004, 2003 and 2002 were $429,116, $429,102, and
$545,176, respectively. None of the underwriting commissions were retained by LLD for each of these periods. No other fees were paid to LLD for distribution services.

The distribution agreement with LLD provides for indemnification of LLD by Liberty Life for liability to Owners arising out of services rendered or contracts issued.

                      ADDITIONAL INFORMATION ABOUT CHARGES

SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS. Where permitted by state insurance laws, Contracts may be purchased under group or sponsored arrangements. We may reduce or waive the charges and deductions described above for Contracts issued under these arrangements. Among other things, we may waive withdrawal charges and deductions to employees, officers, directors, agents, and immediate family members of the foregoing. We will reduce these charges and deductions in accordance with our rules in effect when we approve the application for a Contract. To qualify for a reduction, a group or sponsored arrangement must satisfy our criteria as to, for example, the size of the group, the expected number of participants and anticipated Payments from the group. Generally, the sales contacts and effort, administrative costs and mortality cost per Contract vary based on such factors as the size of the group or sponsored arrangements, the purposes for which Contracts are purchased and certain characteristics of the group's members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.

From time to time, we may modify on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Contract Owners and all other owners of all other contracts funded by the Variable Account.

UNDERWRITING PROCEDURES. Before issuing a policy we will require evidence of insurability. This means that (1) you must complete an application and submit it to the Company, and (2) we may require that the Insured have a medical examination. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. Applicants who meet guidelines on issue age and Payment limitations may be eligible for simplified underwriting without a medical examination.

Insurance charges will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The insurance charge rate will not exceed those shown on the Contract's specifications pages, which are based on the 1980 Commissioners' Standard Ordinary Mortality Table ("1980 CSO"), male or female (unisex rates may be required in some situations), smoker or nonsmoker, Age of the Insured.

A special risk class is used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 CSO, male or female (unisex rates may be required in some situations), smoker or nonsmoker and Age of the Insured.

For additional information on charges, please refer to the Contract prospectus, "Charges and Deductions" beginning on page xx.

                                PERFORMANCE DATA

PERFORMANCE INFORMATION. From time to time, we may include in our marketing materials and Contract Owner reports performance information for the Sub-Accounts of the Variable Account available under the Contracts. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also, please note that performance figures shown do not reflect any applicable taxes.

The performance figures in these reports represent the total return for the Sub-Accounts for the periods indicated, and reflects all expenses of the underlying Portfolios, as well as the guaranteed maximum 1.65% Separate Account Expense Charge against amounts allocated to the underlying Portfolios. The rates of return do not reflect withdrawal charges, Monthly Deductions (including the cost of insurance charge), or premium taxes. These charges would reduce the average annual return reflected. Performance figures in these reports may run from the date of inception of the underlying Portfolios, which may predate when the Variable Account was established on July 10, 1998 and when the Contract first was available for sale on December 6, 1999. The average annual returns shown in the reports are calculated as follows:

P*(1+T)^n = ERV

where:

P     =  a hypothetical initial payment of $1,000
T     =  average annual total return
n     =  number of years
ERV   = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, three, five, or ten-year period as of the end of the period or fractional portion thereof.

For additional information on Contract charges, please refer to the Contract prospectus, "Charges and Deductions" beginning on page xx.

                                  ILLUSTRATIONS
                      [TO BE PROVIDED IN RULE 485B FILING]

NARRATIVE INFORMATION. The following tables have been prepared to help show how values under Single Life and Survivorship Contracts change with investment experience. The tables illustrate how Account Values, Surrender Values, and Death Benefits under a Contract issued on an Insured of a given age would vary over time if the hypothetical gross investment rates of return on the Portfolios' assets were a uniform, gross, after tax, annual rate of 0%, 6%, and 12%. These gross rates of return do not reflect the deduction of charges and expenses of the Portfolios. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over or under those averages throughout the years, the Account Values, Surrender Values and Death Benefits may be different.

The amounts shown for the Account Value, Surrender Value and Death Benefit as of each Contract Anniversary reflect the fact that the net investment return on the assets held in the Sub-Accounts is lower than the gross after-tax return on the Portfolios, as a result of expenses paid by the Portfolios and charges levied against the Sub-Accounts. The values shown reflect a daily charge to the Sub-Accounts of 1.65% of average daily net assets to compensate Liberty Life for its expenses incurred and for assuming mortality and expense risks under the Contracts. In addition, the net investment returns also reflect the deduction of the Portfolio investment advisory fees and other Portfolio expenses at an annual effective rate of x.xx%, which is the arithmetic average of the actual and estimated fees and expenses for all of the Portfolios, without any expense reimbursements or fee waivers. If current expense reimbursements and fee waivers were included, the annual effective rate would have been x.xx%. Liberty Life anticipates that expense reimbursement and fee waiver arrangements currently in effect will continue through the current year. If there should be an increase or decrease in the expense reimbursements and fee waivers of a Portfolio that has such arrangements, that change will be reflected in the net asset value of the corresponding Portfolio.

The tables also reflect applicable charges including an annual Contract fee of $30.00 per year, and monthly charges for providing insurance protection. Currently, no Contract fee is deducted in any year in which the Account Value exceeds $50,000. For each hypothetical gross investment rate of return, tables are provided reflecting current and guaranteed cost of insurance charges. The current cost of insurance charge for Single Life Contracts, Standard Class Non Tobacco is equal to the lesser of (a) 0.45% annually of the Account Value or (b) the guaranteed cost of insurance charge. The current cost of insurance charge for Survivorship Contracts, Standard Class Non Tobacco is equal to the lesser of
(a) 0.15% annually of the Account Value or (b) the guaranteed cost of insurance charge. After deduction of these amounts (other than the cost of insurance charges and Contract fee), hypothetical gross average investment rates of return of 0%, 6% and 12% correspond to approximate net annual investment rates of return of -x.xx%, x.xx%, and x.xx%, respectively, on both a current and guaranteed basis. Guaranteed cost of insurance rates vary by issue Age (or attained Age in the case of increases in the Initial Death Benefit), sex, rating class and Contract Year and, therefore, cost of insurance charges are not reflected in the approximate net annual investment rate of return stated above.

The tables illustrate the Account Values, Surrender Values, and Death Benefits that would result based upon the hypothetical investment rates of return if no Payment other than the indicated initial Payment is paid, if the entire initial Payment is allocated to the Variable Account, and if no Contract loans are taken. The tables also assume that no partial withdrawals or transfers have been made.

Values are shown for Contracts which are issued to standard non-tobacco class Insureds. Values for Contracts issued on a basis involving a higher mortality risk would result in lower Account Values, Surrender Values and Death Benefits than those illustrated. Females generally have a more favorable guaranteed cost of insurance rate structure than males.

Where the Surrender Value in an illustration is zero, any Death Benefit shown is the Guaranteed Death Benefit. If no value is shown for the Death Benefit, then the Guaranteed Death Benefit period has expired and the

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Contract has lapsed. If a Contract loan is outstanding, the Guaranteed Death
Benefit will not prevent a Contract from lapsing in accordance with the Grace Period provisions.

The tables reflect the fact that no charges for federal, state or other income taxes are currently made against the Variable Account. If such a charge is made in the future, a higher gross rate of return than illustrated will be needed to produce the net after-tax returns shown in the tables.

Upon request, Liberty Life will furnish a comparable illustration based on the proposed Insured's Age, sex, underwriting classification, proposed initial Payment, and any available agreements requested. Please contact your representative, call us at 1-800-451-7065 Ext. 36327 or write to our Service Center to request an illustration.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $60,477 INITIAL DEATH BENEFIT


                       VALUES - CURRENT COST OF INSURANCE

                               0% HYPOTHETICAL               6% HYPOTHETICAL                 12% HYPOTHETICAL
        SINGLE PAYMENT    GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
            PLUS        ---------------------------   -----------------------------   -----------------------------
          INTEREST      ACCOUNT  SURRENDER    DEATH   ACCOUNT   SURRENDER     DEATH   ACCOUNT   SURRENDER     DEATH
YEAR        AT 5%         VALUE      VALUE  BENEFIT     VALUE       VALUE   BENEFIT     VALUE       VALUE   BENEFIT
----    --------------  -------  ---------  -------   -------   ---------   -------   -------   ---------   -------
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

   Assumptions:

   (1) Assumes no Contract loans have been made.

   (2) Values reflect current cost of insurance charges and contract fees.

   (3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

   (4) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

   (5) When the Surrender Value is zero, any Death Benefit shown is the guaranteed Death Benefit. If no Death Benefit is shown, the guaranteed Death Benefit has expired and the Contract has lapsed. If a Contract loan were outstanding when the Surrender Value is zero, the Contract might lapse in accordance with the Grace Period provisions.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $60,477 INITIAL DEATH BENEFIT

                      VALUES - GUARANTEED COST OF INSURANCE

                               0% HYPOTHETICAL               6% HYPOTHETICAL                 12% HYPOTHETICAL
        SINGLE PAYMENT    GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
            PLUS        ---------------------------   -----------------------------   -----------------------------
          INTEREST      ACCOUNT  SURRENDER    DEATH   ACCOUNT   SURRENDER     DEATH   ACCOUNT   SURRENDER     DEATH
YEAR        AT 5%        VALUE       VALUE  BENEFIT     VALUE       VALUE   BENEFIT     VALUE       VALUE   BENEFIT
----    --------------  -------  ---------  -------   -------   ---------   -------   -------   ---------   -------
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

   Assumptions:

   (1) Assumes no Contract loans have been made.

   (2) Values reflect guaranteed cost of insurance charges and contract fees.

   (3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

   (4) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

   (5) When the Surrender Value is zero, any Death Benefit shown is the guaranteed Death Benefit. If no Death Benefit is shown, the guaranteed Death Benefit has expired and the Contract has lapsed. If a Contract loan were outstanding when the Surrender Value is zero, the Contract might lapse in accordance with the Grace Period provisions.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                    FEMALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $69,417 INITIAL DEATH BENEFIT

                       VALUES - CURRENT COST OF INSURANCE

                              0% HYPOTHETICAL                6% HYPOTHETICAL                 12% HYPOTHETICAL
        SINGLE PAYMENT    GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
            PLUS        ---------------------------   -----------------------------   -----------------------------
          INTEREST      ACCOUNT  SURRENDER    DEATH   ACCOUNT   SURRENDER     DEATH   ACCOUNT   SURRENDER     DEATH
YEAR        AT 5%         VALUE      VALUE  BENEFIT     VALUE       VALUE   BENEFIT     VALUE       VALUE   BENEFIT
----    --------------  -------  ---------  -------   -------   ---------   -------   -------   ---------   -------
 1
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

   Assumptions:

   (1) Assumes no Contract loans have been made.

   (2) Values reflect current cost of insurance charges and contract fees.

   (3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

   (4) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

   (5) When the Surrender Value is zero, any Death Benefit shown is the guaranteed Death Benefit. If no Death Benefit is shown, the guaranteed Death Benefit has expired and the Contract has lapsed. If a Contract loan were outstanding when the Surrender Value is zero, the Contract might lapse in accordance with the Grace Period provisions.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                    FEMALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $69,417 INITIAL DEATH BENEFIT

                      VALUES - GUARANTEED COST OF INSURANCE

                               0% HYPOTHETICAL               6% HYPOTHETICAL                 12% HYPOTHETICAL
        SINGLE PAYMENT    GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
            PLUS        ---------------------------   -----------------------------   -----------------------------
          INTEREST      ACCOUNT  SURRENDER    DEATH   ACCOUNT   SURRENDER     DEATH   ACCOUNT   SURRENDER     DEATH
YEAR        AT 5%         VALUE      VALUE  BENEFIT     VALUE       VALUE   BENEFIT     VALUE       VALUE   BENEFIT
----    --------------  -------  ---------  -------   -------   ---------   -------   -------   ---------   -------
 1
 2
 3
 4
 5
 6
 7
 8
 9
 10
 11
 12
 13
 14
 15
 16
 17
 18
 19
 20
 21
 22
 23
 24
 25
 26
 27
 28
 29
 30
 31
 32
 33
 34
 35

   Assumptions:

   (1) Assumes no Contract loans have been made.

   (2) Values reflect guaranteed cost of insurance charges and contract fees.

   (3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

   (4) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

   (5) When the Surrender Value is zero, any Death Benefit shown is the guaranteed Death Benefit. If no Death Benefit is shown, the guaranteed Death Benefit has expired and the Contract has lapsed. If a Contract loan were outstanding when the Surrender Value is zero, the Contract might lapse in accordance with the Grace Period provisions.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON-TOBACCO ISSUE AGE 65
                    FEMALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $84,933 INITIAL DEATH BENEFIT

                       VALUES - CURRENT COST OF INSURANCE

                               0% HYPOTHETICAL               6% HYPOTHETICAL                12% HYPOTHETICAL
        SINGLE PAYMENT    GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
            PLUS        ---------------------------   -----------------------------   -----------------------------
          INTEREST      ACCOUNT  SURRENDER    DEATH   ACCOUNT   SURRENDER     DEATH   ACCOUNT   SURRENDER     DEATH
YEAR        AT 5%         VALUE      VALUE  BENEFIT     VALUE       VALUE   BENEFIT     VALUE       VALUE   BENEFIT
----    --------------  -------  ---------  -------   -------   ---------   -------   -------   ---------   -------
 1
 2
 3
 4
 5
 6
 7
 8
 9
 10
 11
 12
 13
 14
 15
 16
 17
 18
 19
 20
 21
 22
 23
 24
 25
 26
 27
 28
 29
 30
 31
 32
 33
 34
 35

   Assumptions:

   (1) Assumes no Contract loans have been made.

   (2) Values reflect current cost of insurance charges and contract fees.

   (3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

   (4) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

   (5) When the Surrender Value is zero, any Death Benefit shown is the guaranteed Death Benefit. If no Death Benefit is shown, the guaranteed Death Benefit has expired and the Contract has lapsed. If a Contract loan were outstanding when the Surrender Value is zero, the Contract might lapse in accordance with the Grace Period provisions.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON-TOBACCO ISSUE AGE 65
                    FEMALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $84,933 INITIAL DEATH BENEFIT

                      VALUES - GUARANTEED COST OF INSURANCE

                               0% HYPOTHETICAL              6% HYPOTHETICAL                  12% HYPOTHETICAL
        SINGLE PAYMENT    GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN
            PLUS        ---------------------------   -----------------------------   -----------------------------
          INTEREST      ACCOUNT  SURRENDER    DEATH   ACCOUNT   SURRENDER     DEATH   ACCOUNT   SURRENDER     DEATH
YEAR        AT 5%         VALUE      VALUE  BENEFIT     VALUE       VALUE   BENEFIT     VALUE       VALUE   BENEFIT
----    --------------  -------  ---------  -------   -------   ---------   -------   -------   ---------   -------
 1
 2
 3
 4
 5
 6
 7
 8
 9
 10
 11
 12
 13
 14
 15
 16
 17
 18
 19
 20
 21
 22
 23
 24
 25
 26
 27
 28
 29
 30
 31
 32
 33
 34
 35

   Assumptions:

   (1) Assumes no Contract loans have been made.

   (2) Values reflect guaranteed cost of insurance charges and contract fees.

   (3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

   (4) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

   (5) When the Surrender Value is zero, any Death Benefit shown is the guaranteed Death Benefit. If no Death Benefit is shown, the guaranteed Death Benefit has expired and the Contract has lapsed. If a Contract loan were outstanding when the Surrender Value is zero, the Contract might lapse in accordance with the Grace Period provisions.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     EXPERTS

The consolidated financial statements of Liberty Life Assurance Company of Boston at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of LLAC Variable Account at December 31, 2004 and for each of the periods indicated therein, appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, Goodwin Square, 225 Asylum St., Hartford, CT 06103, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Actuarial matters included in the prospectus, this SAI and the registration statement of which they are parts, including the hypothetical Contract illustrations, have been examined by Christopher R. Poirier, FSA, MAAA, Associate Actuary of the Company, and are included in reliance upon his opinion as to their reasonableness.

                              FINANCIAL STATEMENTS
                      [TO BE PROVIDED IN RULE 485B FILING]

LLAC VARIABLE ACCOUNT

Report of Independent Auditors
Statement of Assets and Liabilities as of December 31, 2004
Statement of Operations for the year ended December 31, 2004
Statement of Changes in Net Assets for the years ended December 31, 2004 and
2003
Notes to Financial Statements

LIBERTY LIFE ASSURANCE COMPANY OF  BOSTON

Report of Independent Auditors
Consolidated Balance Sheets as of December 31, 2004 and 2003
Consolidated Statements of Operations for the years ended December 31, 2004, 2003 and 2002
Consolidated Statements of Changes in Stockholders' Equity as of December 31, 2004, 2003 and 2002
Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
Notes to Financial Statements

The financial statements of Liberty Life included herein should be considered only as bearing on the ability of Liberty Life to meet its obligations under the Contracts.

                                     PART C

                                OTHER INFORMATION

ITEM 26 -- EXHIBITS

1.  Board of Directors Resolutions.

    (a) Resolution of the Board of Directors of Liberty Life Assurance Company of Boston authorizing establishment of LLAC Variable Account (3).

2.  Custodian Agreements.  Not applicable.

3.  Underwriting Contracts.

    (a) Distribution Agreement (5)
    (b) Form of Broker-Dealer and General Agent Sales Agreement (9)
    (c) Schedule of Sales Commission (3)

4.  Contracts.

    (a) Specimen Single Life Contract (5)
           (i) Specimen Single Life Contract (6)
           (ii)Specimen Single Life Contract (8)

    (b) Specimen Survivorship Agreement (1)
           (i) Specimen Survivorship Agreement (6)
           (ii)Specimen Survivorship Agreement (8)

    (c) Specimen Extended Maturity Benefit Agreement (4)

    (d) Specimen Group Contract (individual coverage) (5)
           (i) Specimen Group Contract (individual coverage) (6)
           (ii)Specimen Group Contract (individual coverage) (8)

    (e) Specimen Certificate (individual coverage) (5)
           (i) Specimen Certificate (individual coverage) (6)
           (ii)Specimen Certificate (individual coverage) (8)

    (f) Specimen Group Contract (joint and last survivor coverage) (5)
           (i) Specimen Group Contract (joint and last survivor coverage) (6)
           (ii)Specimen Group Contract (joint and last survivor coverage) (8)

    (g) Specimen Certificate (joint and last survivor coverage) (5)
           (i) Specimen Certificate (joint and last survivor coverage) (6)
           (ii)Specimen Certificate (joint and last survivor coverage) (8)

    (h) Specimen Last Survivor Death Benefit Agreement (for Group Contract) (4)
           (i) Specimen Last Survivor Death Benefit Agreement (for Group Contract) (6)
           (ii)Specimen Last Survivor Death Benefit Agreement (for Group Contract) (8)

    (i) Specimen Last Survivor Death Benefit Agreement (for Certificate) (4)
           (i) Specimen Last Survivor Death Benefit Agreement (for Certificate)
           (6)
           (ii)Specimen Last Survivor Death Benefit Agreement (for Certificate)
           (8)

5.  Applications.

    (a) Specimen Application (filed herewith)
    (b) Specimen Application (general use) (3)
    (c) Specimen Variable Life Insurance Supplemental Application (13)

6.  Depositor's Certificate of Incorporation and By-Laws.

    (a) Articles of Incorporation of Liberty Life Assurance Company of Boston, as amended (1)
    (b) By-Laws of Liberty Life Assurance Company of Boston (2)

7.  Reinsurance Contracts.

    (a) Automatic Self Administered YRT Reinsurance Agreement between Liberty Life Assurance Company of Boston and Swiss Re Life & Health America (10)
    (b) Form of Automatic Self Administered YRT Reinsurance Agreement between Liberty Life Assurance Company of Boston and Swiss Re Life & Health America (filed herewith)

8.  Participation Agreements.

    (a)(1) Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors, LLC (5)

    (a)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and AIM Advisers, Inc. (5)

    (a)(3) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors, LLC (6)

    (a)(4) Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Liberty Life Assurance Company of Boston, and Liberty Life Distributors LLC (13)

    (b)(1) Participation Agreement by and among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc. (5)

    (b)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Liberty Advisory Services Corp. (5)

    (b)(3) Amendment 1 to Participation Agreement by and among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc. (5)

    (c)(1) Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a/Dreyfus Stock Index Fund) (5)

    (c)(2) Administrative Services Agreement between The Dreyfus Corporation and Liberty Life Assurance Company of Boston (5)

    (c)(3) Amendment to Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) and Dreyfus Investment Portfolios (6)

    (c)(4) Amendment to Administrative Services Agreement between The Dreyfus Corporation and Liberty Life Assurance Company of Boston (6)

    (d)(1) Participation Agreement by and among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (5)

    (d)(2) Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (5)

    (d)(3) Amendment 2 to Participation Agreement by and among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (6)

    (e)(1) Participation Agreement by and among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services Corp. (5)

    (e)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Stein Roe & Farnham, Inc. (5)

    (e)(3) Amendment 1 to Participation Agreement by and among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services Corp. (5)

    (f)(1) Participation Agreement by and among Liberty Life Assurance Company of Boston, and Franklin Templeton Variable Insurance Products Trust (6)

    (f)(2) Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and Liberty Life Assurance Company of Boston (13)

9.  Administrative Contracts.  Not applicable.

10. Other Material Contracts.  Not applicable.

11. Legal Opinion.

    (a) Opinion of William J. O'Connell, Esquire (5)

12. Actuarial Opinion.

    (a) Opinion of Christopher R. Poirier, FSA, MAAA [TO BE PROVIDED IN RULE 485b FILING]

13. Calculation.

    (a) Illustration Sample Calculation [TO BE PROVIDED IN RULE 485b FILING]

14. Other Opinions.

    (a) Consent of Independent Auditors [TO BE PROVIDED IN RULE 485b FILING]

15. Omitted Financial Statements.  Not applicable.

16. Initial Capital Agreements.  Not applicable.

17. Redeemability Exemption.

    (a) Procedures memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) (filed herewith)

18. Powers of Attorney.

    (a) Power of Attorney for Edmund F. Kelly, A. Alexander Fontanes, Christopher C. Mansfield and Jean M. Scarrow (9)

    (b) Power of Attorney for Dennis J. Langwell and Laurance H. S. Yahia (12)

    (c) Power of Attorney for Stephen M. Batza (13)


           (1) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No. 333-29811; 811-08269), filed on July 17, 1997.

           (2) Incorporated by reference to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No. 333-29811; 811-08269), filed on June 23, 1997.

           (3) Incorporated by reference to Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed October 21, 1998.

           (4) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed May 14, 1999.

           (5) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 28, 2000.

           (6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 11, 2001.

           (7) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed October 24, 2001.

           (8) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed December 14, 2001.

           (9) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 18, 2002.

           (10) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement of LLAC Variable Account on Form N-6 (File No. 333-65957), filed February 18, 2003.

           (11) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of LLAC Variable Account on Form N-6 (File No. 333-76931), filed April 28, 2003.

           (12) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement of LLAC Variable Account on Form N-6 (File No. 333-76931), filed April 30, 2004.

           (13) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of LLAC Variable Account on Form N-6 (File No. 333-76931), filed February 28, 2005.

ITEM 28 -- DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS         POSITION AND OFFICES WITH DEPOSITOR
Edmund F. Kelly                             Chairman of the Board of Directors,
                                            President & Chief Executive Officer

Stephen M. Batza                            Director & Chief Operating Officer-Individual

Jean M. Scarrow                             Director & Chief Operating Officer-Group

A. Alexander Fontanes                       Director & Vice President

Dennis J. Langwell                          Director & Vice-President

J. Paul Condrin, III                        Director

Christopher C. Mansfield                    Director

Gary J. Ostrow                              Vice President & Director of Corporate Taxation

Dexter R. Legg                              Secretary

Laurance H. S. Yahia                        Treasurer

Ronald D. Ulich                             Assistant Treasurer

James W. Jakobek                            Assistant Treasurer

William J. O'Connell                        Assistant Secretary

Diane S. Bainton                            Assistant Secretary

James R. Pugh                               Assistant Secretary

Charlene M. Albanese                        Assistant Secretary

Katherine L. Flora                          Assistant Secretary

The principal business address of each of the foregoing officers and directors is 175 Berkeley Street, Boston, Massachusetts 02117.

ITEM 29 - PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

             [TO BE PROVIDED IN RULE 485b FILING]

ITEM 30 - INDEMNIFICATION

Article XV of Liberty Life Assurance Company of Boston's By-Law provides: "The company shall, except as hereinafter provided, indemnify and reimburse each director, former director, officer and former officer, and his heirs and legal representatives, for and against all loss, liability and expense, whether heretofore or hereafter imposed upon or incurred by him in connection with any pending or future action, suit, proceeding or claim in which he may be involved, or with which he may be threatened, by reason of any alleged act or omission as a director or an officer of the company. Such loss, liability and expense shall include, but not be limited to, judgments, court costs, attorneys' fees and the cost of reasonable settlements. Such indemnification and reimbursement shall not cover (a) judgments, expenses or liabilities, rendered, imposed or incurred in connection with any item or matter as to which such director or officer shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his action was in the best interests of the company; or
(b) loss, liability or expense imposed or incurred in connection with any item or matter which shall be settled without final adjudication unless such settlement shall have been approved as in the best interests of the company (1) by vote of the board at a meeting in which no director participates against whom as such director any suit or proceeding on the same or similar grounds is then pending or threatened or (2) by vote of the stockholders. The foregoing rights of indemnification and reimbursement shall be in addition to any rights to which any director, former director, officer or former officer, and the heirs and legal representatives of each, may otherwise be entitled as a matter of law."

"Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue."

Section 12.2 of the Operating Agreement for Liberty Life Distributors LLC (together with any successor company, the "Company") states: "Indemnification.
(a) The Managers shall be fully indemnified, defended and held harmless, absolutely, irrevocably and forever, by the Company from and against any and all claims, demands, liabilities, costs, damages and causes of action, of any nature whatsoever, arising out of or incidental to the Manager's management of the Company affairs, except where the claim at issue is based upon the fraud, gross negligence or willful misconduct of a Manager, or the breach by a Manager of any provision of this Agreement, the result of which is adverse to the Company or to any Manager. (b) The indemnification provided by Subsection 12.2 (a) shall be made solely and entirely from assets of the Company, and no Member [i.e., a person that owns a membership interest in the Company] shall be personally liable to the indemnitee in connection therewith. (c) In any proceeding brought by or in the right of the Company or brought by or on behalf of Members, there shall not be any damages assessed against a Manager or a Member arising out of any transaction, occurrence or course of conduct. The aforesaid elimination of liability of a Manager or a Member shall not be applicable if the Manager or Member engaged in fraud, gross negligence, willful misconduct or the breach of any provision of this Agreement."

ITEM 31 - PRINCIPAL UNDERWRITER

(a) Other Activity. Not applicable

(b) Management. The following information is provided with respect to the officers and directors of Liberty Life Distributors LLC

NAME AND PRINCIPAL BUSINESS ADDRESS         POSITION AND OFFICES WITH UNDERWRITER
J. Paul Condrin, III                        Chairman of the Board of Managers

A. Alexander Fontanes                       Manager

Stephen M. Batza                            Manager

Christopher C. Mansfield                    Manager

Dennis J. Langwell                          Manager

John T. Treece                              President

Margaret Dillon                             Treasurer

Laurance H. S. Yahia                        Assistant Treasurer

Dexter R. Legg                              Secretary

Anne G. Delaney                             Vice President --  Administration

Gary J. Ostrow                              Vice President

William. J. Dauksewicz                      Chief Compliance Officer

William J. O'Connell                        Assistant Secretary

Diane S. Bainton                            Assistant Secretary

James R. Pugh                               Assistant Secretary

Lee W. Rabkin                               Assistant Secretary

The principal business address of Mr. Treece is 100 Liberty Way, Dover, New Hampshire 03820-5808. The principal business address of the remaining officers and managers is 175 Berkeley Street, Boston, Massachusetts 02117.

(c) Compensation from the Registrant. The following table shows all commissions and other compensation received by Liberty Life Distributors LLC, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

                    (2)
(1)                 NET UNDERWRITING    (3)               (4)
NAME OF PRINCIPAL   DISCOUNTS AND       COMPENSATION ON   BROKERAGE       (5)
UNDERWRITER         COMMISSIONS         REDEMPTION        COMMISSIONS     OTHER COMPENSATION
-----------------   -----------------   ---------------   -----------     ------------------
Liberty Life
Distributors, LLC

2004                $  0                $   0             $   429,116     $    0

2003                $  0                $   0             $   429,102     $    0

2002                $  0                $   0             $   545,176     $    0

Liberty Life Distributors, LLC pays out all commissions received to the selling broker-dealers.

ITEM 32 - LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained by Liberty Life Assurance Company of Boston at 100 Liberty Way, Dover, New Hampshire 03820 or at 175 Berkeley Street, Boston, Massachusetts 02116.

ITEM 33 - MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 34 - FEE REPRESENTATION

Liberty Life Assurance Company of Boston hereby represents that the fees and charges deducted under the Modified Single Payment Variable Universal Life Insurance Contracts hereby registered by this Registration Statement in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Liberty Life Assurance Company of Boston.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 28th day of February, 2005.

By:    LLAC Variable Account
       ---------------------
       Registrant


By:    /s/ William J. O'Connell
       ------------------------
       William J. O'Connell
       Assistant General Counsel and Assistant Secretary


By:    Liberty Life Assurance Company of Boston
       ----------------------------------------
       Depositor


By:    /s/ William J. O'Connell
       ------------------------
       William J. O'Connell
       Assistant General Counsel and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 28, 2005.


/s/ Edmund F. Kelly*
--------------------
Edmund F. Kelly
President, Chief Executive Officer and Chairman of the Board


/s/ J. Paul Condrin*
--------------------
J. Paul Condrin, III
Director and  Vice President


/s/ Dennis J. Langwell*
-----------------------
Dennis J. Langwell
Director and Vice President


/s/ A. Alexander Fontanes*
--------------------------
A. Alexander Fontanes
Director and Vice President

/s/ Christopher C. Mansfield*
-----------------------------
Christopher C. Mansfield
Director


/s/ Jean M. Scarrow*
--------------------
Jean M. Scarrow
Director and Chief Operating Officer - Group


/s/ Stephen M. Batza*
---------------------
Stephen M. Batza
Director and Chief Operating Officer - Individual


/s/ Laurance H. S. Yahia*
--------------------------
Laurance H. S. Yahia
Treasurer


*By:   /s/ William J. O'Connell
       ------------------------
       William J. O'Connell
       Assistant General Counsel and Assistant Secretary
       Attorney-in-fact
       Pursuant to Power of Attorney

*William J. O'Connell has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 18 of this Registration Statement.

                                  EXHIBIT INDEX

5.     (a) Specimen Application

7. (b) Form of Automatic Self Administered YRT Reinsurance Agreement between Liberty Life Assurance Company of Boston and Swiss Re Life & Health America

17 (a) Liberty Life Assurance Company of Boston Variable Universal Life Insurance Procedures Memo